File Nos. 002-56805

811-02650

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 46	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 38	☒

SELIGMAN CASH MANAGEMENT FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices)

Registrant’s Telephone Number: 212-850-1864 or

Toll Free: 800-221-2450

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on April 30, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May 1, 2009

Seligman

Cash Management Fund, Inc.

A Money Market Mutual Fund Seeking to Preserve Capital and to Maximize Liquidity and Current Income

Offering	Class A, Class B, Class C and Class R* shares.

*	Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares.

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if this Fund is suitable for you.

Not FDIC Insured    ■    May Lose Value    ■    No Bank Guarantee

TXCM1 5/2009

For More Information	back cover

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource Family of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. &W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of the Fund having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Fund, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Family of Funds

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Family of Funds. The Seligman funds share the same Board of Directors/Trustees as the other funds in the RiverSource Family of Funds. Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and may be exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.

The Fund

Investment Objectives

The Fund’s investment objectives are to preserve capital and to maximize liquidity and current income.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objectives: The Fund invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper, short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Fund will limit its investments to securities that, in accordance with guidelines approved by the Fund’s Board of Directors, present minimal credit risk. Accordingly, the Fund will only purchase US government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund’s Board of Directors. The investment manager continuously monitors the quality of the Fund’s investments. If the quality of an investment declines, the Fund may, in certain limited circumstances, continue to hold it.

Currently, the Fund invests only in US government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

In pursuit of the Fund’s objective, the investment manager chooses investments by:

■	Considering opportunities and risks given current interest rates and anticipated interest rates.

■	Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

■

The issuer’s credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

■	Political, economic, or other events could affect the issuer’s performance.

■	The investment manager identifies a more attractive opportunity.

■	The issuer or the security continues to meet the other standards described above.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a

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mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund’s investment objectives may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors.

There is no guarantee that the Fund will achieve its objectives.

Principal Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Yield and total return of the Fund will fluctuate with fluctuations in the yields of the securities held by the Fund. In periods of declining interest rates, the yields of the securities held by the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Fund will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Fund from sales of its shares will likely be invested in securities producing lower yields than the balance of the Fund’s assets, reducing the current yield of the Fund. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

Derivative instruments such as futures contracts in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

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Past Performance

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. The performance information on the following page provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. The Fund’s average annual total returns presented in the table below the bar chart reflect the effect of sales charges. Class A shares are not sold with a sales charge. Both the bar chart and the table assume that all dividends were reinvested.

From January 25, 1999 through August 17, 2001, Seligman (the predecessor investment manager), at its discretion, agreed to waive a portion of its management fee equal to an annual rate of 0.10%.

Between November 12, 2002 (April 30, 2003 in the case of Class R shares) and July 10, 2003, Seligman voluntarily reimbursed portions of the class-specific expenses of Class B, C and R shares in order for those Classes to declare dividends equal to an annual rate of 0.05%. Effective July 10, 2003, the reimbursement was changed to allow a minimum annual dividend rate of 0.05% for Class A shares and 0.01% for Class B, C and R shares. Effective July 15, 2004, the reimbursement was changed to allow a minimum annual dividend rate of 0.09% for Class B, C and R shares. From December 1, 2004 to February 15, 2005, the annual minimum annual dividend rate was raised to 0.20% with respect to all classes of shares. From February 16, 2005 through March 24, 2008, Seligman did not reimburse the Fund’s expenses, and as such, for the period there was no minimum annual dividend rate. Beginning March 25, 2008, Seligman and, since the Acquisition, RiverSource Investments (the current investment manager), from time-to-time and at their discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to maintain certain dividend rates. Absent such expense reimbursements, the dividend rates in respect of such share classes would have been lower or negative. Absent such reimbursements, returns presented in the bar chart and table would have been lower.

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Class A Annual Total Returns – Calendar Years

Best quarter return: 1.48% – quarter ended 9/30/00.

Worst quarter return: 0.0007% – quarter ended 12/31/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99	Class R Since Inception 4/30/03
Class A	1.12%	2.35%	2.57%	n/a	n/a
Class B	(4.65)	1.09	1.75	n/a	n/a
Class C	(0.65)	1.47	n/a	1.70%	n/a
Class R	(0.07)	2.12	n/a	n/a	1.86%

The Fund’s Class A shares’ 7-day yield as of December 31, 2008 was 0.25%.

To obtain the Fund’s current 7-day yield, you may call (800) 221-2450.

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Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. For more information, see the Shareholder Information section of the prospectus. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund’s assets will have on its total annual (net) operating expenses in the current fiscal year.

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Sales (as a percentage of offering price at time of purchase)	None	5%	1%	None

As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table below. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in the fee table below). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see the Appendices C and D in the Statement of Additional Information for the schedule of investment management fees and administrative fees effective in the second half of 2009.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C	Class R
(as a percentage of average net assets)
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees(1)	0.25%	1.00%	1.00%	0.50%
Other Expenses(2)	0.38%	0.39%	0.39%	0.52%
Total Annual Fund Operating Expenses	1.03%	1.79%	1.79%	1.42%

Less: Fee Waiver/Expense Reimbursement	0.37%	0.47%	0.48%	0.44%
Total Annual (Net) Fund Operating Expenses(3)	0.66%	1.32%	1.31%	0.98%

(1)	Effective on or about June 13, 2009, the distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.15% of the stated amount for Class A shares and 0.25% of the stated amount for Class B, Class C and Class R shares.

(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with Seligman Data Corp. (“SDC”), the former transfer and shareholder service agent for the Fund, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from May 1, 2009 through June 12, 2009 and of RSC from June 13, 2009 through April 30, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). SDC or RSC is referred to as the “transfer agent.” The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(3)	RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.66% for Class A, 1.32% for Class B, 1.31% for Class C and 0.98% for Class R shares.

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Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s net operating expenses shown above (which reflects the fee waiver/expense reimbursement, the Non- Recurring Charges, SDC’s estimated fees and expenses from May 1, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through April 30, 2010) and (ii) after April 30, 2010, the Fund’s total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the fee waiver/expense reimbursement, the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$67	$218	$381	$856
Class B	634	799	1,087	1,707	†
Class C	233	498	886	1,976
Class R	200	338	595	1,329

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$67	$218	$381	$856
Class B	134	499	887	1,707	†
Class C	133	498	886	1,976
Class R	100	338	595	1,329

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

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Management

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the RiverSource Family of Funds, which includes the “RiverSource” funds, “RiverSource Partners” funds, “Threadneedle” funds and the “Seligman” funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Fund pays RiverSource Investments a fee for managing its assets (Seligman no longer receives a management fee effective November 7, 2008). The fee structure under which the Fund paid management fees has been eliminated. Prior to November 7, 2008, the Fund calculated the fee rate, as a percentage of the Fund’s daily net assets, on a scale of 0.45% to 0.375% based on the average daily net assets of all US registered investment companies managed by Seligman. Instead, effective November 7, 2008 the

Fund pays RiverSource Investments a management

fee equal to an annual rate of 0.40% of the Fund’s average daily net assets. For the year ended December 31, 2008, the management fee paid by the Fund for investment management services was equal to an annual rate of 0.42% of the Fund’s average daily net assets. From time to time, Seligman (the predecessor investment manager) and, since the Acquisition, RiverSource Investments and its affiliates have made reimbursements to certain share classes in order for those classes to declare dividends equal to selected minimum annual rates. Beginning March 25, 2008, Seligman and, since the Acquisition, RiverSource Investments, from time to time and at their discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to maintain certain dividend rates. Absent such expense reimbursements, the dividend rates in respect of such share classes would have been lower or negative.

On July 29, 2008, the Fund’s Board met to discuss, prior to shareholder approval, the Management

Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman mutual funds and the RiverSource Family of Funds; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Data Corp. (SDC):

The Fund’s transfer and shareholder service agent through on or about June 12, 2009; provides shareholder account services to the Fund at cost.

RiverSource Service Corporation (RSC):

The Fund’s transfer and shareholder service agent effective on or about June 13, 2009; provides or compensates others to provide transfer agency and shareholder services to the funds in the RiverSource Family of Funds.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the RiverSource Family of Funds.

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Agreement between the Fund and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Fund’s proxy statement, dated

August 27, 2008, and is available in the Fund’s annual shareholder report for the year ended December 31, 2008.

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Regulatory Matters

In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated (Seligman), Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds as follows: $150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. These settlement payments are reflected in the net asset values of these four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Shareholder Information

This Shareholder Information section is effective on or about June 13, 2009.

RiverSource Family of Funds

The RiverSource Family of Funds (each individually a “fund” and, collectively, the “funds”) includes “RiverSource” funds, “RiverSource Partners” funds, “Seligman” funds and “Threadneedle” funds. (The RiverSource funds, RiverSource Partners funds and Threadneedle funds may be collectively referred to as the “RiverSource funds”.) The funds share the same Board of Directors/Trustees (the “Board”) and the same policies and procedures including those set forth in the service section of this prospectus. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all funds in the RiverSource Family of Funds owned by the investor as defined under “Initial Sales Charge—Rights of Accumulation (ROA).”

Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares and the Seligman funds’ Class I shares (which are offered in a separate prospectus) will be renamed as Class R5 shares. At such time, the Fund will then offer the following classes of shares: Class A, Class B, Class C, Class R2 and Class R5 shares.

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Buying and Selling Shares

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. Not all financial intermediaries offer the funds. Financial intermediaries that offer the funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Description of Share Classes

Investment Options—Classes of Shares

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the “Fees and Expenses” table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

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Investment Options Summary

	Availability(a)	Initial Sales Charge	Contingent Deferred Sales Charge (CDSC)	Distribution and/or Service Fee(b)	Plan Administration Services Fee
Class A	Available to all investors.	Yes. Payable at time of purchase. Lower or no sales charge for larger investments.	No.(c)	Yes. 0.25%(i)	No.
Class B(d)(e)(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	Maximum 5% CDSC during the first year decreasing to 0% after six years.	Yes. 1.00%(i)	No.
Class C(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	1% CDSC may apply if you sell shares within one year after purchase.	Yes. 1.00%(i)	No.
Class I	Limited to qualifying institutional investors.	No.	No.	No.	No.
Class R2(g)	Limited to qualifying institutional investors.	No.	No.	Yes. 0.50%	Yes. 0.25%
Class R3	Limited to qualifying institutional investors.	No.	No.	Yes. 0.25%	Yes. 0.25%
Class R4	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.25%
Class R5(h)	Limited to qualifying institutional investors.	No.	No.	No.	No.
Class W	Limited to qualifying discretionary managed accounts.	No.	No.	Yes. 0.25%(i)	No.
Class Y	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.15%

(a)	See “Buying and Selling Shares, Determining which class of shares to purchase” for more information on availability of share classes and eligible investors. See “Buying and Selling Shares, Opening an Account” for information on minimum investment and account balance requirements.

(b)	For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c)	A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See “Buying and Selling Shares, Sales Charges, Class A—contingent deferred sales charge” for more information. For all funds except money market funds.

(d)	Class B shares automatically convert to Class A shares. See “Buying and Selling Shares, Sales Charges, Class B and Class C—CDSC alternative” for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

(e)	Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)

(f)	The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

(g)	Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares.

(h)	Effective on or about June 13, 2009, the Seligman funds’ Class I shares will be renamed as Class R5 shares.

(i)	For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

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Distribution and Service Fees

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund’s distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. If you maintain shares of the fund directly with the fund, without working directly with a financial intermediary or financial advisor, distribution and service fees may be retained by the distributor as reimbursement for incurring certain distribution and shareholder servicing related expenses.

Plan Administration Fee

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

Determining which class of shares to purchase

Each of the fund’s classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■	How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

*	For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

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Class A, Class B and Class C shares*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in “Opening an Account,” subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See “Sales Charges, Initial Sales Charge—Rights of Accumulation” for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See “Class B and Class C—CDSC alternative” for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

Class I shares.

The following eligible investors may purchase Class I shares:

■	Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class R and Class Y shares.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

■	Qualified employee benefit plans.

■	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

*	For money market funds, new investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

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■	Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

■	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

■	Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

■	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

■	Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class W shares.

The following eligible investors may purchase Class W shares:

■	Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

In addition, for Class I, Class R, Class W and Class Y shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other purchasers not listed above.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

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Sales Charges

Money Market Funds.

Fund investors pay various expenses. The table below describes the fees that you may pay if you buy and hold shares of a money market fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I Class R2 Class R5 Class W Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Sales (as a percentage of offering price at time of purchase)	None	5%	1%	None

Non-Money Market Funds

Class A—Initial sales charge alternative:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

Initial sales charge(a) for Class A shares

For equity funds and funds-of-funds (equity)

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	5.75%	6.10%	5.00%
$50,000–$99,999	4.75	4.99	4.00
$100,000–$249,999	3.50	3.63	3.00
$250,000–$499,999	2.50	2.56	2.15
$500,000–$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	4.75%	4.99%	4.00%
$50,000–$99,999	4.25	4.44	3.50
$100,000–$249,999	3.50	3.63	3.00
$250,000–$499,999	2.50	2.56	2.15
$500,000–$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

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For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	3.00%	3.09%	2.50%
$50,000–$99,999	3.00	3.09	2.50
$100,000–$249,999	2.50	2.56	2.15
$250,000–$499,999	2.00	2.04	1.75
$500,000–$999,999	1.50	1.52	1.25
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

(a)	Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)	Purchase price includes the sales charge.

(c)	Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d)	For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge—Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

Initial Sales ChargeRights of Accumulation (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

■	Your current investment in a fund; and

■

Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

■	Individual or joint accounts;

■	Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

■	UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

■	Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

■	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; and

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■

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in your ROA group in order to determine the sales charge on your purchase:

■

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

■	Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

■	Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

■	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

■	Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

Initial Sales Charge—Letter of Intent (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

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Initial Sales Charge—Waivers of the sales charge for Class A shares. Sales charges do not apply to:

■

current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■

current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■

registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■	portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■	partners and employees of outside legal counsel to the funds or the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

■	direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

■	purchases made:

■	with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

■

through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

■	through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

■	through bank trust departments.

■	separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

■	purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b) which:

■	have at least $1 million in plan assets at the time of investment; and

■	have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

■	transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds’ website (for RiverSource funds) at riversource.com/fund or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

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Class A—contingent deferred sales charge

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC—Waivers of the CDSC for Class A shares. The CDSC will be waived on sales of shares:

■	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

■	purchased through reinvestment of dividends and capital gain distributions.

■	in the event of the shareholder’s death.

■	from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

■	in an account that has been closed because it falls below the minimum account balance.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

■	that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

■	of RiverSource funds purchased prior to Dec. 1, 2008.

■	initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class B and Class C—CDSC alternative

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

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For Class B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

If the sale is made during the:	The CDSC percentage rate is:*
First year	5%
Second year	4%
Third year	3%**
Fourth year	3%
Fifth year	2%
Sixth year	1%
Seventh or eighth year	0%

*	Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

**	For shares purchased in a RiverSource fund prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See “Buying and Selling Shares—Distribution and Service Fees.” A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

■	in the event of the shareholder’s death.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

■	sold under an approved substantially equal periodic payment arrangement.

■	by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC—Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares:

■	in the event of the shareholder’s death.

■	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

■	initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

■	by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y—No Sales Charge. For each of Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge or CDSC.

The fund’s Board believes that no conflict of interest currently exists between the fund’s classes of shares. On an ongoing basis, the Board, in the exercise of its fiduciary duties, seeks to ensure that no such conflicts arise.

Opening an Account

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing

22

agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund’s transfer agent.

Methods of Purchasing Shares

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

Class B shares of RiverSource Absolute Return Currency and Income Fund is currently closed to investors for new purchases. Class B shares for RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.

Account established with your financial intermediary

All requests	The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

Account established with the fund

By mail

You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to:

Regular Mail	RiverSource Family of Funds c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	RiverSource Family of Funds c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

By wire or ACH	Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund’s transfer agent of the wire and to receive further instructions.

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If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

By exchange	Call (800) 221-2450 or send signed written instructions to the address above.

Minimum Investment and Account Balance

	For all funds, classes and accounts except those listed to the right (nonqualified)	Tax qualified accounts	RiverSource 120/20 Contrarian Equity Fund; Threadneedle Global Extended Alpha Fund; RiverSource Absolute Return Currency and Income Fund	RiverSource Disciplined Small Cap Value Fund; RiverSource Floating Rate Fund; RiverSource Inflation Protected Securities Fund	Class W
Initial investment	$2,000	$1,000	$10,000	$5,000	$500
Additional investments	$100	$100	$100	$100	None
Account balance*	$1,000	None	$5,000	$2,500	$500

*	If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

Minimum Investment and Account Balance—scheduled investment plans

	For all funds, classes and accounts except those listed to the right (nonqualified)		Tax qualified accounts		RiverSource 120/20 Contrarian Equity Fund; Threadneedle Global Extended Alpha Fund; RiverSource Absolute Return Currency and Income Fund	RiverSource Disciplined Small Cap Value Fund; RiverSource Floating Rate Fund; RiverSource Inflation Protected Securities Fund	Class W
Initial investment	$100	(a)	$100	(b)	$10,000	$5,000	$500
Additional investments	$100		$50		$100	$100	None
Account balance**	None	(b)	None		$5,000	$2,500	$500

**	If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

(a)	Money Market Funds—$2,000

(b)	Money Market Funds—$1,000

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

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Please contact your financial intermediary for information regarding wire or electronic funds transfer.

Important: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

Exchanging or Selling Shares

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

Ways to Request an Exchange or Sale of Shares

Account established with your financial intermediary

All requests	You can exchange or sell shares by having your financial intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the fund

By mail	Mail your exchange or sale request to:

	Regular Mail	RiverSource Family of Funds
c/o Boston Financial
P.O. Box 8041
Boston, MA 02266-8041

	Express Mail	RiverSource Family of Funds
c/o Boston Financial
30 Dan Road
Canton, MA 02021-2809

Include in your letter:

■	your name

■	the name of the fund(s)

■	your account number

■	the class of shares to be exchanged or sold

■	your Social Security number or Employer Identification number

■	the dollar amount or number of shares you want to exchange or sell

■	specific instructions regarding delivery or exchange destination

■	signature(s) of registered account owner(s)

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■	any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

A Medallion Signature Guarantee is required if:

■	Amount is over $50,000.

■	You want your check made payable to someone other than the registered account owner(s).

■	Your address of record has changed within the last 30 days.

■	You want the check mailed to an address other than the address of record.

■	You want the proceeds sent to a bank account not on file.

■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

Note: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

Payment will be mailed to the address of record and made payable to the names listed on the account.

Telephone sale requests are limited to $50,000 per day.

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By wire or ACH

You can wire money from your fund account to your bank account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip.

Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

A service fee may be charged against your account for each wire sent.

Minimum amount:

by ACH: $100

by wire: $500

Your bank or financial intermediary may charge additional fees for wire transactions.

By scheduled payout plan	You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more information.

Check Redemption Service

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

Exchanges

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

If you hold your fund shares in an account with Ameriprise Financial Services, you may have limited exchangeability within the RiverSource Family of Funds.

Market Timing

Short-term trading and other so-called market timing practices are frequent trading practices by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund’s transaction costs.

For a fund organized as a fund-of-funds, its assets consist primarily of shares of the underlying funds in which it invests. The underlying funds may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. Funds and the underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market

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timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund’s NAV is calculated. To the extent that a fund or underlying fund has significant holdings of small cap stocks, floating rate loans, high yield bonds, tax-exempt securities or foreign securities, the risks of market timing may be greater for the fund than for other funds. See “Principal Investment Strategies” for a discussion of the types of securities in which your fund invests. See “Pricing and Valuing of Fund Shares” for a discussion of the funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The funds’ Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds. Each fund seeks to enforce this policy through its service providers as follows:

■

The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board’s policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund’s procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund’s ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

■

The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

■

If an investor’s trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor’s exchange privilege or reject the investor’s purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

■

Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

■	Exchanges must be made into the same class of shares of the share class being exchanged out of.

■	Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

■	If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

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■	Once the fund receives your exchange request, you cannot cancel it after the market closes.

■	Shares of the purchased fund may not be used on the same day for another exchange or sale.

■	New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

■

If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

■

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

To Other Funds
From a Money Market Fund	Class A	Class B	Class C
Class A	Yes	Yes	Yes
Class B	No	Yes	No
Class C	No	No	Yes

To a Money Market Fund
From Other Funds	Class A	Class B	Class C
Class A	Yes	No	No
Class B	No	Yes	No
Class C	No	No	Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

Selling Shares

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the

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repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund’s transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund’s assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund’s or underlying fund’s NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund’s or an underlying fund’s securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund’s or underlying fund’s shares may change on days when shareholders will not be able to purchase or sell the fund’s or underlying fund’s shares.

For money markets funds—The fund’s investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

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Distributions and Taxes

As a shareholder you are entitled to your share of your fund’s net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and Capital Gain Distributions

Your fund’s net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if

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you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

For taxable funds. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

For tax-exempt funds. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds, because most of the fund’s investments are shares of underlying funds, the tax treatment of the fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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General Information

Availability and Transferability of Fund Shares

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. Not all financial institutions are authorized to sell the RiverSource Family of Funds and certain financial intermediaries that offer the RiverSource Family of Funds may not offer all funds on all investment platforms. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Additional Services and Compensation

In addition to acting as the fund’s investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.”

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses.” More information on how these fees are used is set forth under “Investment Options—Classes of Shares” and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See “Shareholder Fees (fees paid directly from your investment)” under “Fees and Expenses” for the scheduled sales charge of each share class. See “Buying and Selling Shares, Sales Charges” for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See “Other Investment Strategies and Risks” for the funds’ policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.” RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund

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shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.”

Payments To Financial Intermediaries. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, “payments”) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary’s organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary’s registered representatives or preferred access to the financial intermediary’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary’s pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat

35

fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similaly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other serv-

36

ices provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See “Buying and Selling Shares.”

Additional Management Information

Affiliated Products. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as ‘‘affiliated products’’). These affiliated products, individually or collectively, may own a significant percentage of the fund’s outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund’s expense ratio to increase as the fund’s fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

Cash Reserves. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

37

Financial Highlights

The tables below are intended to help you understand the financial performance of the Fund’s Classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend distributions, if any. Total returns do not reflect any sales charges, transaction costs on your investment or taxes. If such charges, costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request. Effective May 18, 2009, Ernst & Young LLP serves as the Fund’s Independent Registered Public Accounting Firm.

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares.

CLASS A
	Year Ended December 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	0.011		0.040	0.039	0.022	0.004
Less distributions:
Dividends from net investment income	(0.011)	**	(0.040)	(0.039)	(0.022)	(0.004)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	1.12%		4.09%	3.95%	2.20%	0.43%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$124,124		$132,924	$124,223	$132,506	$143,464
Ratio of expenses to average net assets	0.79%		0.86%	0.90%	0.86%	0.84%
Ratio of net investment income to average net assets	1.07%		4.03%	3.86%	2.15%	0.40%
Without management fee waiver:*
Ratio of expenses to average net assets	0.91%					0.85%
Ratio of net investment income to average net assets	0.95%					0.39%

See	footnotes on page 40.

38

CLASS B
	Year Ended December 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	0.003		0.030	0.028	0.011	0.001
Less distributions:
Dividends from net investment income	(0.003)	**	(0.030)	(0.028)	(0.011)	(0.001)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	0.35%		3.00%	2.85%	1.11%	0.07%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$6,941		$7,458	$8,860	$12,961	$21,214
Ratio of expenses to average net assets	1.53%		1.86%	1.89%	1.85%	1.18%
Ratio of net investment income to average net assets	0.33%		3.03%	2.86%	1.16%	0.07%
Without management fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.91%				1.86%	1.85%
Ratio of net investment income (loss) to average net assets	(0.05)%				1.15%	(0.60)%

CLASS C
	Year Ended December 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	0.003		0.030	0.028	0.011	0.001
Less distributions:
Dividends from net investment income	(0.003)	**	(0.030)	(0.028)	(0.011)	(0.001)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	0.35%		3.00%	2.85%	1.11%	0.07%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$16,571		$13,643	$12,848	$12,756	$13,574
Ratio of expenses to average net assets	1.53%		1.86%	1.89%	1.85%	1.18%
Ratio of net investment income to average net assets	0.33%		3.03%	2.86%	1.16%	0.07%
Without management fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.91%				1.86%	1.85%
Ratio of net investment loss to average net assets	(0.05)%				1.15%	(0.60)%

See	footnotes on page 40.

39

CLASS R
	Year Ended December 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	0.009		0.038	0.036	0.019	0.002
Less distributions:
Dividends from net investment income	(0.009)	**	(0.038)	(0.036)	(0.019)	(0.002)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	0.93%		3.83%	3.69%	1.94%	0.24%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,646		$554	$486	$499	$2
Ratio of expenses to average net assets	1.01%		1.11%	1.15%	1.11%	1.01%
Ratio of net investment income to average net assets	0.84%		3.78%	3.61%	1.90%	0.24%
Without management fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.16%					1.10%
Ratio of net investment income (loss) to average net assets	0.71%					0.15%

*	Seligman, the Fund’s investment manager prior to November 7, 2008, and RiverSource Investments and its affiliates for the period thereafter, at their discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to declare dividends equal to selected minimum annual rates. Absent such reimbursements, returns would have been lower.

**	In addition, the Fund paid a short-term capital gain distribution of $0.000146 on July 25, 2008.

40

How to Contact Us

The Fund

Write to	Corporate Communications/Investor Relations Department Ameriprise Financial, Inc. 200 Ameriprise Financial Center Minneapolis, MN 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

Write to	RiverSource Family of Funds

For accounts established directly with the fund (for purchases, sales and exchanges):

Regular Mail	RiverSource Family of Funds c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	RiverSource Family of Funds c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

Phone	Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Your Retirement Account

Phone	Toll-free (800) 445-1777

RIVERSOURCE FUND DISTRIBUTORS, INC.

an affiliate of

RIVERSOURCE INVESTMENTS, LLC

a wholly owned subsidiary of Ameriprise Financial, Inc.

41

For More Information

The below information is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund’s investments. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Fund, including the SAI, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-2650

SL-9914-99 (5/09)

Prospectus

May 1, 2009

Seligman

Cash Management Fund, Inc.

A Money Market Mutual Fund Seeking to Preserve Capital and to Maximize Liquidity and Current Income

Offering	Class I shares, which are renamed as Class R5 shares on or about June 13, 2009.

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if this Fund is suitable for you.

Not FDIC Insured    ■    May Lose Value    ■    No Bank Guarantee

TXCM1 5/2009 CI

For More Information	back cover

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource Family of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. &W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of the Fund having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Fund, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Family of Funds

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Family of Funds. The Seligman funds share the same Board of Directors/Trustees as the other funds in the RiverSource Family of Funds. Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and may be exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.

The Fund

Investment Objectives

The Fund’s investment objectives are to preserve capital and to maximize liquidity and current income.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objectives: The Fund invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper, short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Fund will limit its investments to securities that, in accordance with guidelines approved by the Fund’s Board of Directors, present minimal credit risk. Accordingly, the Fund will only purchase US government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund’s Board of Directors. The investment manager continuously monitors the quality of the Fund’s investments. If the quality of an investment declines, the Fund may, in certain limited circumstances, continue to hold it.

Currently, the Fund invests only in US government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

In pursuit of the Fund’s objective, the investment manager chooses investments by:

■	Considering opportunities and risks given current interest rates and anticipated interest rates.

■	Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

■

The issuer’s credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

■	Political, economic, or other events could affect the issuer’s performance.

■	The investment manager identifies a more attractive opportunity.

■	The issuer or the security continues to meet the other standards described above.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund’s investment objectives may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors.

There is no guarantee that the Fund will achieve its objectives.

Principal Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Yield and total return of the Fund will fluctuate with fluctuations in the yields of the securities held by the Fund. In periods of declining interest rates, the yields of the securities held by the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Fund will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Fund from sales of its shares will likely be invested in securities producing lower yields than the balance of the Fund’s assets, reducing the current yield of the Fund. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

Derivative instruments such as futures contracts in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares. The performance information on the following page provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

2

Both the bar chart and the table assume that all dividends were reinvested. Class I shares are not subject to any sales charges. For certain periods presented, Seligman, the predecessor investment manager, and, since the Acquisition, RiverSource Investments reimbursed certain expenses of the Fund in order for Class I shares to declare dividends equal to selected minimum annual rates. Absent such expense reimbursements, the dividend rate in respect of Class I shares would have been lower or negative. Absent such reimbursements, returns presented in the bar chart and table would have been lower.

Class I Annual Total Returns – Calendar Years

Best quarter return: 1.13% – quarter ended 12/31/06.

Worst quarter return: 0.08% – quarter ended 12/31/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Since Inception 11/30/01
Class I	1.38%	2.62%	2.05%

The Fund’s Class I shares’ 7-day yield as of December 31, 2008 was 0.25%.

To obtain the Fund’s current 7-day yield, you may call (800) 221-2450.

3

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund. For more information, see the Shareholder Information section of the prospectus.

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund’s assets will have on its total annual (net) operating expenses in the current fiscal year.

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Sales (as a percentage of offering price at time of purchase)	none

As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table below. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in the fee table below). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see the Appendices C and D in the Statement of Additional Information for the schedule of investment management fees and administrative fees effective in the second half of 2009.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I
(as a percentage of average net assets)
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.27%
Total Annual Fund Operating Expenses	0.67%
Less: Fee Waiver/Expense Reimbursement	0.19%
Total Annual (Net) Fund Operating Expenses(2)	0.48%

(1)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with Seligman Data Corp. (“SDC”), the former transfer and shareholder service agent for the Fund, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from May 1, 2009 through June 12, 2009 and of RSC from June 13, 2009 through April 30, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). SDC or RSC is referred to as the “transfer agent.” The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2)	RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.48% for Class I shares.

4

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s net operating expenses shown above (which reflects the fee waiver/expense reimbursement, the Non- Recurring Charges, SDC’s estimated fees and expenses from May 1, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through April 30, 2010) and (ii) after April 30, 2010, the Fund’s total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the fee waiver/expense reimbursement, the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$49	$180	$323	$739

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

5

Management

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the RiverSource Family of Funds, which includes the “RiverSource” funds, “RiverSource Partners” funds, “Threadneedle” funds and the “Seligman” funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Fund pays RiverSource Investments a fee for managing its assets (Seligman no longer receives a management fee effective November 7, 2008). The fee structure under which the Fund paid management fees has been eliminated. Prior to November 7, 2008, the Fund calculated the fee rate, as a percentage of the Fund’s daily net assets, on a scale of 0.45% to 0.375% based on the average daily net assets of all US registered investment companies managed by Seligman. Instead, effective November 7, 2008, the Fund pays RiverSource Investments a management fee equal to an annual rate of 0.40% of the Fund’s average daily net assets. For the year ended

December 31, 2008, the management fee paid by the Fund for investment management services was equal to an annual rate of 0.42% of the Fund’s average daily net assets. From time to time, Seligman (the predecessor investment manager) and, since the Acquisition, RiverSource Investments and its affiliates have made reimbursements to certain share classes to allow those classes to maintain certain dividend rates. For the year ended December 31, 2008, Seligman and RiverSource Investments reimbursed the Fund’s Class I shares’ expenses in order for Class I shares to declare dividends equal to selected minimum rates. RiverSource Investments and its affiliates, at the current time, are waiving fees/absorbing Class I expenses in order for Class I shares to declare dividends equal to selected minimum rates. Absent such expense reimbursements, the dividend rate in respect of Class I shares would have been lower or negative.

Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman mutual funds and the RiverSource Family of Funds; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Data Corp. (SDC):

The Fund’s transfer and shareholder service agent through on or about June 12, 2009; provides shareholder account services to the Fund at cost.

RiverSource Service Corporation (RSC):

The Fund’s transfer and shareholder service agent effective on or about June 13, 2009; provides or compensates others to provide transfer agency and shareholder services to the funds in the RiverSource Family of Funds.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the RiverSource Family of Funds.

6

On July 29, 2008, the Fund’s Board met to discuss, prior to shareholder approval, the Management Agreement between the Fund and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Fund’s proxy statement, dated August 27, 2008, and is available in the Fund’s annual shareholder report for the year ended December 31, 2008.

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Regulatory Matters

In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated (Seligman), Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds as follows: $150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. These settlement payments are reflected in the net asset values of these four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the

Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

8

Shareholder Information

This Shareholder Information section is effective on or about June 13, 2009.

RiverSource Family of Funds

The RiverSource Family of Funds (each individually a “fund” and, collectively, the “funds”) includes “RiverSource” funds, “RiverSource Partners” funds, “Seligman” funds and “Threadneedle” funds. (The RiverSource funds, RiverSource Partners funds and Threadneedle funds may be collectively referred to as the “RiverSource funds”.) The funds share the same Board of Directors/Trustees (the “Board”) and the same policies and procedures including those set forth in the service section of this prospectus. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all funds in the RiverSource Family of Funds owned by the investor as defined under “Initial Sales Charge—Rights of Accumulation (ROA).”

Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares and the Seligman funds’ Class I shares will be renamed as Class R5 shares. At such time, the Fund will then offer the following classes of shares: Class A, Class B, Class C, Class R2 and Class R5 shares.

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Buying and Selling Shares

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. Not all financial intermediaries offer the funds. Financial intermediaries that offer the funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Description of Share Classes

Investment Options—Classes of Shares

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the “Fees and Expenses” table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

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Investment Options Summary

	Availability(a)	Initial Sales Charge	Contingent Deferred Sales Charge (CDSC)	Distribution and/or Service Fee(b)	Plan Administration Services Fee
Class A	Available to all investors.	Yes. Payable at time of purchase. Lower or no sales charge for larger investments.	No.(c)	Yes. 0.25%(i)	No.
Class B(d)(e)(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	Maximum 5% CDSC during the first year decreasing to 0% after six years.	Yes. 1.00%(i)	No.
Class C(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	1% CDSC may apply if you sell shares within one year after purchase.	Yes. 1.00%(i)	No.
Class I	Limited to qualifying institutional investors.	No.	No.	No.	No.
Class R2(g)	Limited to qualifying institutional investors.	No.	No.	Yes. 0.50%	Yes. 0.25%
Class R3	Limited to qualifying institutional investors.	No.	No.	Yes. 0.25%	Yes. 0.25%
Class R4	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.25%
Class R5(h)	Limited to qualifying institutional investors.	No.	No.	No.	No.
Class W	Limited to qualifying discretionary managed accounts.	No.	No.	Yes. 0.25%(i)	No.
Class Y	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.15%

(a)	See “Buying and Selling Shares, Determining which class of shares to purchase” for more information on availability of share classes and eligible investors. See “Buying and Selling Shares, Opening an Account” for information on minimum investment and account balance requirements.

(b)	For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c)	A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See “Buying and Selling Shares, Sales Charges, Class A—contingent deferred sales charge” for more information. For all funds except money market funds.

(d)	Class B shares automatically convert to Class A shares. See “Buying and Selling Shares, Sales Charges, Class B and Class C—CDSC alternative” for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

(e)	Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)

(f)	The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

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(g)	Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares.

(h)	Effective on or about June 13, 2009, the Seligman funds’ Class I shares will be renamed as Class R5 shares.

(i)	For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

Distribution and Service Fees

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund’s distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. If you maintain shares of the fund directly with the fund, without working directly with a financial intermediary or financial advisor, distribution and service fees may be retained by the distributor as reimbursement for incurring certain distribution and shareholder servicing related expenses.

Plan Administration Fee

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

Determining which class of shares to purchase

Each of the fund’s classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■	How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

*	For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

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■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

Class A, Class B and Class C shares*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in “Opening an Account,” subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See “Sales Charges, Initial Sales Charge—Rights of Accumulation” for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See “Class B and Class C—CDSC alternative” for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

Class I shares.

The following eligible investors may purchase Class I shares:

■	Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class R and Class Y shares.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

■	Qualified employee benefit plans.

■	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

*	For money market funds, new investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

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■	Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

■	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

■	Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

■	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

■	Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class W shares.

The following eligible investors may purchase Class W shares:

■	Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

In addition, for Class I, Class R, Class W and Class Y shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other purchasers not listed above.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

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Money Market Funds.

Fund investors pay various expenses. The table below describes the fees that you may pay if you buy and hold shares of a money market fund.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I Class R2 Class R5 Class W Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)	None	5%	1%	None

Non-Money Market Funds.

Sales Charges

Class A—Initial sales charge alternative:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

Initial sales charge(a) for Class A shares

For equity funds and funds-of-funds (equity)

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	5.75%	6.10%	5.00%
$50,000–$99,999	4.75	4.99	4.00
$100,000–$249,999	3.50	3.63	3.00
$250,000–$499,999	2.50	2.56	2.15
$500,000–$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	4.75%	4.99%	4.00%
$50,000–$99,999	4.25	4.44	3.50
$100,000–$249,999	3.50	3.63	3.00
$250,000–$499,999	2.50	2.56	2.15
$500,000–$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

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For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	3.00%	3.09%	2.50%
$50,000–$99,999	3.00	3.09	2.50
$100,000–$249,999	2.50	2.56	2.15
$250,000–$499,999	2.00	2.04	1.75
$500,000–$999,999	1.50	1.52	1.25
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

(a)	Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)	Purchase price includes the sales charge.

(c)	Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d)	For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge—Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

Initial Sales Charge—Rights of Accumulation (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

■	Your current investment in a fund; and

■

Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

■	Individual or joint accounts;

■	Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

■	UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

■	Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

■	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; and

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■

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in your ROA group in order to determine the sales charge on your purchase:

■

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

■	Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

■	Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

■	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

■	Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

Initial Sales Charge—Letter of Intent (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

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Initial Sales Charge—Waivers of the sales charge for Class A shares. Sales charges do not apply to:

■

current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■

current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■

registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■	portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■	partners and employees of outside legal counsel to the funds or the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

■	direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

■	purchases made:

■	with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

■

through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

■	through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

■	through bank trust departments.

■	separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

■	purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b) which:

■	have at least $1 million in plan assets at the time of investment; and

■	have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

■	transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds’ website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

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Class A—contingent deferred sales charge

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC—Waivers of the CDSC for Class A shares. The CDSC will be waived on sales of shares:

■	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

■	purchased through reinvestment of dividends and capital gain distributions.

■	in the event of the shareholder’s death.

■	from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

■	in an account that has been closed because it falls below the minimum account balance.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

■	that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

■	of RiverSource funds purchased prior to Dec. 1, 2008.

■	initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class B and Class C—CDSC alternative

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

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For Class B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

If the sale is made during the:	The CDSC percentage rate is:*
First year	5%
Second year	4%
Third year	3%**
Fourth year	3%
Fifth year	2%
Sixth year	1%
Seventh or eighth year	0%

*	Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

**	For shares purchased in a RiverSource fund prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See “Buying and Selling Shares—Distribution and Service Fees.” A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

■	in the event of the shareholder’s death.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

■	sold under an approved substantially equal periodic payment arrangement.

■	by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC—Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares:

■	in the event of the shareholder’s death.

■	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

■	initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

■	by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y—No Sales Charge. For each of Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge or CDSC.

The fund’s Board believes that no conflict of interest currently exists between the fund’s classes of shares. On an ongoing basis, the Board, in the exercise of its fiduciary duties, seeks to ensure that no such conflicts arise.

Opening an Account

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing

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agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund’s transfer agent.

Methods of Purchasing Shares

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

Class B shares of RiverSource Absolute Return Currency and Income Fund is currently closed to investors for new purchases. Class B shares for RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.

Account established with your financial intermediary

All requests	The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

Account established with the fund

By mail

You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to:

Regular Mail	RiverSource Family of Funds c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	RiverSource Family of Funds c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

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By wire or ACH

Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund’s transfer agent of the wire and to receive further instructions.

If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

By exchange	Call (800) 221-2450 or send signed written instructions to the address above.

Minimum Investment and Account Balance

	For all funds, classes and accounts except those listed to the right (nonqualified)	Tax qualified accounts	RiverSource 120/20 Contrarian Equity Fund; Threadneedle Global Extended Alpha Fund; RiverSource Absolute Return Currency and Income Fund	RiverSource Disciplined Small Cap Value Fund; RiverSource Floating Rate Fund; RiverSource Inflation Protected Securities Fund	Class W
Initial investment	$2,000	$1,000	$10,000	$5,000	$500
Additional investments	$100	$100	$100	$100	None
Account balance*	$1,000	None	$5,000	$2,500	$500

*	If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

Minimum Investment and Account Balance—scheduled investment plans

	For all funds, classes and accounts except those listed to the right (nonqualified)		Tax qualified accounts		RiverSource 120/20 Contrarian Equity Fund; Threadneedle Global Extended Alpha Fund; RiverSource Absolute Return Currency and Income Fund	RiverSource Disciplined Small Cap Value Fund; RiverSource Floating Rate Fund; RiverSource Inflation Protected Securities Fund	Class W
Initial investment	$100	(a)	$100	(b)	$10,000	$5,000	$500
Additional investments	$100		$50		$100	$100	None
Account balance**	None	(b)	None		$5,000	$2,500	$500

**	If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

(a)	Money Market Funds—$2,000

(b)	Money Market Funds—$1,000

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

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Please contact your financial intermediary for information regarding wire or electronic funds transfer.

Important: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

Exchanging or Selling Shares

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

Ways to Request an Exchange or Sale of Shares

Account established with your financial intermediary

All requests	You can exchange or sell shares by having your financial intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the fund

By mail	Mail your exchange or sale request to:

	Regular Mail	RiverSource Family of Funds
c/o Boston Financial
P.O. Box 8041
Boston, MA 02266-8041

	Express Mail	RiverSource Family of Funds
c/o Boston Financial
30 Dan Road
Canton, MA 02021-2809

Include in your letter:

■	your name

■	the name of the fund(s)

■	your account number

■	the class of shares to be exchanged or sold

■	your Social Security number or Employer Identification number

■	the dollar amount or number of shares you want to exchange or sell

■	specific instructions regarding delivery or exchange destination

■	signature(s) of registered account owner(s)

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■	any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

A Medallion Signature Guarantee is required if:

■	Amount is over $50,000.

■	You want your check made payable to someone other than the registered account owner(s).

■	Your address of record has changed within the last 30 days.

■	You want the check mailed to an address other than the address of record.

■	You want the proceeds sent to a bank account not on file.

■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

Note: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

Payment will be mailed to the address of record and made payable to the names listed on the account.

Telephone sale requests are limited to $50,000 per day.

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By wire or ACH

You can wire money from your fund account to your bank account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip.

Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

A service fee may be charged against your account for each wire sent.

Minimum amount:

by ACH: $100

by wire: $500

Your bank or financial intermediary may charge additional fees for wire transactions.

By scheduled payout plan	You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more information.

Check Redemption Service

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

Exchanges

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

If you hold your fund shares in an account with Ameriprise Financial Services, you may have limited exchangeability within the RiverSource Family of Funds.

Market Timing

Short-term trading and other so-called market timing practices are frequent trading practices by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund’s transaction costs.

For a fund organized as a fund-of-funds, its assets consist primarily of shares of the underlying funds in which it invests. The underlying funds may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. Funds and the underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market

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timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund’s NAV is calculated. To the extent that a fund or underlying fund has significant holdings of small cap stocks, floating rate loans, high yield bonds, tax-exempt securities or foreign securities, the risks of market timing may be greater for the fund than for other funds. See “Principal Investment Strategies” for a discussion of the types of securities in which your fund invests. See “Pricing and Valuing of Fund Shares” for a discussion of the funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The funds’ Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds. Each fund seeks to enforce this policy through its service providers as follows:

■

The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board’s policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund’s procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund’s ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

■

The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

■

If an investor’s trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor’s exchange privilege or reject the investor’s purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

■

Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

■	Exchanges must be made into the same class of shares of the share class being exchanged out of.

■	Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

■	If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

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■	Once the fund receives your exchange request, you cannot cancel it after the market closes.

■	Shares of the purchased fund may not be used on the same day for another exchange or sale.

■	New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

■

If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

■

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

To Other Funds
From a Money Market Fund	Class A	Class B	Class C
Class A	Yes	Yes	Yes
Class B	No	Yes	No
Class C	No	No	Yes

To a Money Market Fund
From Other Funds	Class A	Class B	Class C
Class A	Yes	No	No
Class B	No	Yes	No
Class C	No	No	Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

Selling Shares

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the

28

repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund’s transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund’s assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund’s or underlying fund’s NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund’s or an underlying fund’s securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund’s or underlying fund’s shares may change on days when shareholders will not be able to purchase or sell the fund’s or underlying fund’s shares.

For money markets funds—The fund’s investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

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Distributions and Taxes

As a shareholder you are entitled to your share of your fund’s net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and Capital Gain Distributions

Your fund’s net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

The Fund has a capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2016. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward. There is no assurance that the Fund will be able to utilize all of its available capital loss carryforward before it expires.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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Taxes

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

For taxable funds. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

For tax-exempt funds. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

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For a fund organized as a fund-of-funds, because most of the fund’s investments are shares of underlying funds, the tax treatment of the fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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General Information

Availability and Transferability of Fund Shares

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. Not all financial institutions are authorized to sell the RiverSource Family of Funds and certain financial intermediaries that offer the RiverSource Family of Funds may not offer all funds on all investment platforms. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Additional Services and Compensation

In addition to acting as the fund’s investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.”

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses.” More information on how these fees are used is set forth under “Investment Options—Classes of Shares” and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See “Shareholder Fees (fees paid directly from your investment)” under “Fees and Expenses” for the scheduled sales charge of each share class. See “Buying and Selling Shares, Sales Charges” for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See “Other Investment Strategies and Risks” for the funds’ policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.” RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund

34

shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.”

Payments to Financial Intermediaries. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, “payments”) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary’s organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary’s registered representatives or preferred access to the financial intermediary’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary’s pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat

35

fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similaly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services

36

provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See “Buying and Selling Shares.”

Additional Management Information

Affiliated Products. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as ‘‘affiliated products’’). These affiliated products, individually or collectively, may own a significant percentage of the fund’s outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund’s expense ratio to increase as the fund’s fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

Cash Reserves. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

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Financial Highlights

The table below is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single share of Class I shares held throughout the periods shown. Per share amounts are calculated based on average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in the Fund’s Class I shares, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any transaction costs on your investment or taxes. If such costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request. Effective March 18, 2009, Ernst & Young LLP serves as the Fund’s Independent Registered Public Accounting Firm.

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares.

CLASS I
	Year Ended December 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	0.014		0.043	0.042	0.024	0.007
Less distributions:
Dividends from net investment income	(0.014)	**	(0.043)	(0.042)	(0.024)	(0.007)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	1.38%		4.36%	4.23%	2.48%	0.69%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$20,438		$14,511	$11,558	$13,242	$11,256
Ratio of expenses to average net assets	0.53%		0.59%	0.60%	0.58%	0.57%
Ratio of net investment income to average net assets	1.33%		4.30%	4.16%	2.43%	0.68%
Without expense reimbursement:*
Ratio of expenses to average net assets	0.63%
Ratio of net investment income to average net assets	1.23%

*	Seligman, the Fund’s investment manager prior to November 7, 2008, and RiverSource Investments for the period thereafter, at their discretion, reimbursed certain class-specific expenses of Class I shares to allow the class to declare dividends equal to selected minimum annual rates. Absent such reimbursement, returns would have been lower.
**	The Fund paid a short-term capital gain distribution of $0.000146 on July 25, 2008.

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How to Contact Us

The Fund

Write to	Corporate Communications/Investor Relations Department Ameriprise Financial, Inc. 200 Ameriprise Financial Center Minneapolis, MN 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

Write to	RiverSource Family of Funds

For accounts established directly with the fund (for purchases, sales and exchanges):

Regular Mail	RiverSource Family of Funds c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	RiverSource Family of Funds c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

Phone	Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Your Retirement Account

Phone	Toll-free (800) 445-1777

RIVERSOURCE FUND DISTRIBUTORS, INC.

an affiliate of

RIVERSOURCE INVESTMENTS, LLC

a wholly owned subsidiary of Ameriprise Financial, Inc.

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For More Information

The information below is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

This Prospectus is intended for use in connection with certain tax-deferred investment programs and other investors.

Information about the Fund, including the SAI, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC’s internet site: www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-2650

SELIGMAN CASH MANAGEMENT FUND, INC.

(the “Fund”)

Statement of Additional Information

May 1, 2009

200 Ameriprise Financial Center

Minneapolis, MN 55474

(212) 850-1864

Toll Free Telephone: (800) 221-2450

For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments” or “investment manager”), investment manager to the RiverSource Family of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of the Fund having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement (“Management Agreement”) between RiverSource Investments and the Fund, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the Fund’s current Prospectus, dated May 1, 2009, offering Class A shares, Class B shares, Class C shares and Class R shares, and the Fund’s current Prospectus, dated May 1, 2009 offering Class I shares (together, the “Prospectuses”). Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares and the Seligman funds’ Class I shares will be renamed as Class R5 shares. At such time, the Fund will then offer the following classes of shares: Class A, Class B, Class C, Class R2 and Class R5 shares.

This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectuses in its entirety. It should be read in conjunction with the Prospectuses, which you may obtain by writing or calling the Fund at the above address or telephone numbers, respectively.

The financial statements and notes included in the Fund’s Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Family of Funds. The Seligman funds share the same Board of Directors/Trustees as the other funds in the RiverSource Family of Funds. Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and maybe exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of cumulation purposes, an investor or financial advisor may include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. This SAI includes a list of mutual funds included in RiverSource Family of Funds.

The Fund is governed by a Board that meets regularly to review a wide variety of matters affecting the Fund. Detailed information about Fund governance, the Fund’s investment manager, RiverSource Investments and other aspects of Fund management can be found by referencing the Table of Contents below.

The website references in this SAI are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this SAI.

TXCM1A

Fund History

The Fund was incorporated under the laws of the state of Maryland on July 12, 1976. As of November 7, 2008, the Fund is part of the RiverSource Family of Funds. The RiverSource Family of Funds includes a comprehensive array of funds managed by RiverSource Investments, including the Fund and the other Seligman mutual funds.

Description of the Fund and its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund’s investments and risks supplements the information contained in the Fund’s Prospectuses.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Fund’s Board of Directors, present minimal credit risks. Accordingly, the Fund will not purchase any security (other than a US government security) unless (i) it is rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (“NRSRO’s”) such as Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), or (ii) if not so rated, it is determined to be of comparable quality. Determinations of the comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Fund’s best interest.

Presently, the Fund only invests in either US government securities or securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSRO’s, provided that not more than the greater of 1% of its total assets or $1,000,000 are invested in any one such security.

Commercial Paper and Short-Term Corporate Debt Securities. The Fund may invest in commercial paper and short-term corporate debt securities. Commercial paper includes short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies to finance short-term credit needs. Corporate debt securities include bonds and notes issued by corporations to finance longer-term credit needs. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Money Market Instruments. The Fund invests in high-quality money market instruments having a remaining maturity of 13 months (397 days) or less, including the following:

US Government, Agency and Instrumentality Obligations. These securities are issued or guaranteed as to principal and interest by the United States government or by agencies or instrumentalities thereof and include a variety of obligations, which differ in their interest rates, maturities, and dates of issue. Some of these obligations are issued directly by the United States Treasury such as US Treasury Bills, notes, and bonds; others are guaranteed by the US Treasury, such as securities issued by the Small Business Administration, the General Services Administration, and Farmers Home Administration; others are supported by the right of the issuer to borrow from the Treasury, such as securities issued by Federal Home Loan Banks; while others are supported only by the credit of the agency or instrumentality and not by the Treasury, such as securities issued by the Federal National Mortgage Association. There can be no assurance that the US Government will provide financial support to such an agency or instrumentality if it is not obligated to do so by law.

Bank Obligations. These instruments include obligations of domestic banks (including foreign branches) and foreign banks with maturities not exceeding 13 months (397 days) including negotiable certificates of deposit, bank notes, bankers’ acceptances, fixed time deposits and commercial paper. Investments in such obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Negotiable certificates of deposit are certificates issued against funds deposited in a bank. They are for a definite period of time, earn a specific rate of return, and are negotiable. Bankers’ acceptances are short-term credit instruments primarily used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity. Fixed time deposits represent funds deposited in a bank. They are for a definite period of time and earn a specific rate of return. Fixed time deposits are made in foreign branches of domestic banks and in foreign banks. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Repurchase Agreements. The Fund may enter into repurchase agreements under which it acquires a money market instrument, qualified for purchase by the Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. Although the Fund may enter into repurchase agreements with respect to any money market instruments qualified for purchase, such agreements generally involve US Government securities. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest.

The Fund will not invest more than 10% of its assets in repurchase agreements of more than one week’s duration and in fixed time deposits, other than overnight deposits, subject to withdrawal penalties.

Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value of the securities loaned is maintained by the borrower with the Fund. During the time such securities are on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund will not lend more than 25% of the value of its total assets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of the Fund without offset for realized short-term capital losses, if any. The Fund has not loaned any portfolio securities to date.

Except as otherwise specifically noted above, the Fund’s investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fundamental Restrictions

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the Fund’s outstanding voting securities. Under these policies, the Fund may not:

•	Issue senior securities or borrow money, except from banks for temporary purposes in an amount not to exceed 5% of the value of the total assets of the Fund;

•

Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans;

•	Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure borrowings permitted by paragraph 1;

•	Underwrite the securities of other issuers; make “short” sales of securities, or purchase securities on “margin”; write or purchase put or call options;

•

Invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the Fund reserves the right to concentrate investments in money market instruments issued by the US Government or its agencies or instrumentalities or banks or bank holding companies;

•

Invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the US Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than US Government agencies or instrumentalities;

•

Buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate, or buy or hold oil or gas interests, or buy or hold any commodity or commodity contracts;

•

Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded;

•	Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements;

•

Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund or of the Manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities; or

•

Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund’s obligations under its deferred compensation plan for directors.

For purposes of applying the 25% limitation on the securities of issuers in any particular industry (as described above), the Fund will generally use the industry classifications provided by the Global Industry Classification System.

The Fund also may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940, as amended (“1940 Act”), a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Fund also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

Disclosure of Portfolio Holdings

Each fund’s Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund’s Board has therefore adopted the investment manager’s policies and approved the investment manager’s procedures, including the investment manager’s oversight of subadviser practices, relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund’s fiscal quarter, on the SEC’s website. Once holdings information is filed with the SEC, it will also be posted on the funds’ website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available information regarding a fund’s top ten holdings (including name and percentage of a fund’s assets invested in each such holding) and the percentage breakdown of a fund’s investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund’s prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communiqué, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Risk Metrics Group, formerly Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P. Investment Technology Group, Inc.), operational functions (Brown Brothers Harriman & Co. (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund’s Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s General Counsel’s Office, Compliance, and Communications. The PHC has been authorized by the fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund’s Chief Compliance Officer or the fund’s General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Management of the Fund

Board Members and Officers

Shareholders elect a Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

On November 7, 2008, RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial, announced the closing of its Acquisition of Seligman. With the Acquisition completed and shareholders having previously elected (at a special meeting held on November 3, 2008) ten new directors (collectively, the “New Board Members”), the New Board Members took office on November 7, 2008. The New Board Members are Kathleen Blatz, Arne H. Carlson, Pamela G. Carlton, Patricia M. Flynn, Anne P. Jones, Jeffrey Laikind, Stephen R. Lewis, Jr., Catherine James Paglia, Alison Taunton-Rigby and William F. Truscott. The New Board Members also became directors/trustees of the other Seligman funds in November 2008 and also serve as directors/trustees of the other funds in the RiverSource Family of Funds. Messrs. Leroy C. Richie and John F. Maher, who were members of the Board prior to November 7, 2008, have continued to serve on the Board after the Acquisition, which resulted in an overall increase from ten directors to 12 directors of the Fund.

Information with respect to the members of the Board is shown below. Each member oversees 162 portfolios in the fund complex managed by RiverSource Investments, which includes 58 Seligman funds and 104 RiverSource funds, RiverSource Partners funds and Threadneedle funds. Board members serve until the next regular shareholders’ meeting or until he or she reaches the mandatory retirement age established by the Board.

Independent Board Members

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	Other funds in the RiverSource Family of Funds	Board Governance, Compliance, Investment Review, Audit

Arne H. Carlson 901 S. Marquette Ave. Minneapolis, MN 55402 Age 74	Board member since November 7, 2008	Chair, RiverSource Funds, 1999-2006; former Governor of Minnesota	Other funds in the RiverSource Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	Other funds in the RiverSource Family of Funds	Distribution, Investment Review, Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since November 7, 2008	Trustee Professor of Economics and Management, Bentley University; Former Dean, McCallum Graduate School of Business, Bentley University	Other funds in the RiverSource Family of Funds	Board Governance, Contracts, Investment Review

Independent Board Members

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 74	Board member since November 7, 2008	Attorney and Consultant	Other funds in the RiverSource Family of Funds	Board Governance, Compliance, Executive, Investment Review, Audit

Jeffrey Laikind, CFA 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Board member since November 7, 2008	Former Managing Director, Shikiar Asset Management	American Progressive Insurance; other funds in the RiverSource Family of Funds	Distribution, Executive, Investment Review, Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70	Board member and Chair of Board since November 7, 2008	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems); other funds in the RiverSource Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 65	Board member since 2006	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997.	Other funds in the RiverSource Family of Funds	Distribution, Investment Review, Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since November 7, 2008	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	Other funds in the RiverSource Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 2000	Counsel, Lewis & Munday, P.C. (law firm) since 1987; and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc., (digital imaging); Infinity, Inc. (oil and gas exploration and production); and OGE Energy Corp., (energy and energy services); other funds in the RiverSource Family of Funds	Contracts, Distribution, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 65	Board member since November 7, 2008	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Forester Biotech	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs); other funds in the RiverSource Family of Funds	Contracts, Distribution, Executive, Investment Review

Board Member Affiliated With RiverSource Investments*

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 48	Board member and Vice President since November 7, 2008	President – U.S. Asset Management and Chief Investment Officer, Ameriprise Financial, Inc. since 2005; President, Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC since 2001; Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006 and of RiverSource Fund Distributors, Inc. since 2008; and Senior Vice President – Chief Investment Officer, Ameriprise Financial, Inc., 2001-2005	Other funds in the RiverSource Family of Funds	None

*	Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments and Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is a Vice President, the other officers are:

Fund Officers

Name, Address, Age	Position with Fund and Length of Time Served*	Principal Occupation During Last Five Years
Patrick T. Bannigan 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	President since November 7, 2008	Director and Senior Vice President – Asset Management, Products and Marketing, RiverSource Investments, LLC and; Director and Vice President – Asset Management, Products and Marketing, RiverSource Distributors, Inc. since 2006 and of RiverSource Fund Distributors, Inc. since 2008; Managing Director and Global Head of Product, Morgan Stanley Investment Management, 2004-2006; President, Touchstone Investments, 2002-2004

Michelle M. Keeley 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since November 7, 2008	Executive Vice President – Equity and Fixed Income, Ameriprise Financial, Inc. and RiverSource Investments, LLC since 2006; Vice President – Investments, Ameriprise Certificate Company since 2003; Senior Vice President – Fixed Income, Ameriprise Financial, Inc., 2002-2006 and RiverSource Investments, LLC, 2004-2006

Amy K. Johnson 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	Vice President since November 7, 2008	Chief Administrative Officer, RiverSource Investments, LLC since 2009; Vice President – Asset Management and Trust Company Services, RiverSource Investments, LLC, 2006-2009; Vice President – Operations and Compliance, RiverSource Investments, LLC, 2004-2006; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Scott R. Plummer 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 49	Vice President, General Counsel and Secretary since November 7, 2008	Vice President and Chief Counsel – Asset Management, Ameriprise Financial, Inc. since 2005; Chief Counsel, RiverSource Distributors, Inc. and Chief Legal Officer and Assistant Secretary, RiverSource Investments, LLC, since 2006; Chief Counsel, RiverSource Fund Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Vice President – Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004

Fund Officers

Name, Address, Age	Position with Fund and Length of Time Served*	Principal Occupation During Last Five Years
Lawrence P. Vogel 100 Park Avenue, New York, NY 10017 Age 52	Treasurer since 2000	Vice President, Managed Assets, Investment Accounting of Ameriprise Financial, Inc. since 2009; Treasurer, Seligman Data Corp. since 2000. Senior Vice President, Investment Companies, J. & W. Seligman & Co. Incorporated, 1992-2008; former Vice President of the Seligman funds

Eleanor T.M. Hoagland 100 Park Avenue, New York, NY 10017 Age 58	Chief Compliance Officer since 2004; Anti-Money Laundering Prevention Officer and Identity Theft Prevention Officer since 2008	Chief Compliance Officer, RiverSource Investments, LLC and Kenwood Capital Management LLC since 2009; Chief Compliance Officer for each of the Seligman funds since 2004 and all funds in the RiverSource Family of Funds, Ameriprise Certificate Company, Seligman Data Corp. and RiverSource Service Corporation since 2009; Anti-Money Laundering Prevention Officer and Identity Theft Prevention Officer for each of the Seligman funds since 2008; and Managing Director, J. & W. Seligman & Co. Incorporated, and Vice-President for each of the Seligman funds, 2004-2008

*	All officers are elected annually by the Board of Directors and serve until their successors are elected and qualify or their earlier resignation.

Board Committees

The Board initially approved the Management Agreement and other contracts with the investment manager and its affiliates, and other service providers. The Management Agreement was also approved by shareholders at a special meeting held on November 3, 2008. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and stockholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, stockholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts.

The Board of Directors met 15 times during the year ended December 31, 2008, which includes 13 meetings by the Board as constituted prior to the Acquisition of Seligman and 2 meetings by the Board as currently constituted. As of November 7, 2008, the Board has organized the following standing committees to facilitate its work (accordingly, no committee meetings have been held prior to such date for these committees): Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Directors who are not “interested persons” of the Fund as that term is defined in the 1940 Act (i.e., they are independent directors). The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chairman of the Board, acts as a point of contact between the independent Directors and RiverSource Investments between Board meetings in respect of general matters.

Board Governance Committee. Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Chairman of the Board in relation to furthering the interests of the Fund and other funds in the RiverSource Family of Funds and their shareholders on external matters. The members of this committee are not “interested persons” as that term is defined in the 1940 Act. The committee, which operates pursuant to a written charter, also reviews candidates for Board membership, including candidates recommended by stockholders. This committee met 10 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Fund’s then-existing Board Operations Committee and 2 meetings by the Fund’s then existing Director Nominating Committee, each of which performed functions similar to the Board Governance Committee, which met 1 time during the period after the Acquisition of Seligman.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Compliance Committee. This committee supports the Fund’s maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Fund or its key service providers; developing and implementing, in coordination with the Fund’s Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Fund’s CCO to meet with independent Board members on a regular basis to discuss compliance matters. This committee met 8 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Fund’s then existing Board of Directors, which performed functions similar to the Compliance Committee, which met 1 time during the period after the Acquisition of Seligman.

Contracts Committee. This committee reviews and oversees the contractual relationships with service providers and receives and analyzes reports covering the level and quality of services provided under contracts with the Fund. It also advises the Board regarding actions taken on these contracts during the annual review process. This committee met 8 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Fund’s then existing Board Operations Committee, which performed functions similar to the Contracts Committee, which met 1 time during the period after the Acquisition of Seligman.

Distribution Committee. This committee reviews and supports product development, marketing, sales activity and practices related to the Fund, and reports to the Board as appropriate. This committee met 8 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Fund’s then existing Board of Directors, which performed functions similar to the Distribution Committee, which met 1 time during the period after the Acquisition of Seligman.

Executive Committee. This committee acts for the Board between meetings of the Board. This committee did not meet during the year ended December 31, 2008.

Investment Review Committee. This committee reviews and oversees the management of the Fund’s assets and considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. This committee met 8 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Fund’s then existing Board of Directors, which performed functions similar to the Investment Review Committee, which met 1 time during the period after the Acquisition of Seligman.

Audit Committee. This committee oversees the accounting and financial reporting processes of the Fund and internal controls over financial reporting and oversees the quality and integrity of the Fund’s financial statements and independent audits as well as the Fund’s compliance with legal and regulatory requirements relating to the Fund’s accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Fund’s independent registered public accounting firm and reviews and evaluates the qualifications, independence and performance of such firm. This committee operates pursuant to a written charter. This committee met 4 times during the year ended December 31, 2008, which includes 3 meetings by the audit committee as constituted prior to the Acquisition of Seligman and 1 meeting by the Audit Committee as currently constituted.

Procedures for Communications to the Board of Directors

The Board of Directors has adopted a process for shareholders to send communications to the Board. To communicate with the Board of Directors or an individual Director, a shareholder must send written communications to Board Services Corporation, 901 Marquette Avenue South, Minneapolis, Minnesota 55402, addressed to the Board of Directors of the Fund or the individual Director. All shareholder communications received in accordance with this process will be forwarded to the Board of Directors or the individual Director.

Beneficial Ownership of Shares

As of December 31, 2008, the Directors beneficially owned shares in the Fund and the RiverSource Family of Funds (which includes the Seligman funds) as follows:

Name	Dollar Range of Fund Shares Owned by Director	Aggregate Dollar Range of Shares Owned by Director/Trustee in the RiverSource Family of Funds (*)
INDEPENDENT BOARD MEMBERS
Kathleen Blatz	None	Over $100,000
Arne H. Carlson	None	Over $100,000
Pamela G. Carlton	None	$50,001-$100,000
Patricia M. Flynn	None	Over $100,000
Anne P. Jones	None	Over $100,000
Jeffrey Laikind	None	Over $100,000
Stephen R. Lewis, Jr.	None	Over $100,000
John F. Maher	None	Over $100,000
Catherine James Paglia	None	Over $100,000
Leroy C. Richie	None	Over $100,000
Alison Taunton-Rigby	None	Over $100,000
AFFILIATED BOARD MEMBERS
William F. Truscott	None	Over $100,000

*	Total includes deferred compensation invested in share equivalents.

Compensation

The New Board Members became Directors of the Fund and substantially all of the Seligman-branded funds effective November 7, 2008 at the completion of RiverSource Investments’ Acquisition of Seligman. For the year ended December 31, 2008, any compensation received by the New Board Members from the Fund (and other Seligman-branded funds) would relate to the period of November 7, 2008 through December 31, 2008. Only Messrs. Maher and Richie were Directors of the Fund (and other Seligman-branded funds) during the entire year ended December 31, 2008. Messrs. Maher and Richie became directors of the other funds in the RiverSource Family of Funds on December 10, 2008 and November 12, 2008, respectively. Total Directors’ fees paid by the Fund to the current independent Directors for the year ended December 31, 2008 were as follows (this amount does not reflect fees paid to former directors who resigned in the fourth quarter of 2008):

Name and Position with Fund	Aggregate Compensation from Fund (1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total compensation from Fund and RiverSource Family of Funds Paid to Directors (1)(2)
Kathleen Blatz	$107	N/A	$177,500
Arne H. Carlson	107	N/A	180,000
Pamela G. Carlton	98	N/A	165,000
Patricia M. Flynn (3)	54	N/A	167,500
Anne P. Jones	107	N/A	177,500
Jeffrey Laikind	98	N/A	165,000
Stephen R. Lewis, Jr. (3)	176	N/A	400,000
John F. Maher (4)	2,892	N/A	89,450
Catherine James Paglia (3)	11	N/A	170,000
Leroy C. Richie	3,100	N/A	116,366
Alison Taunton-Rigby	98	N/A	167,500

(1)	At December 31, 2008, the Directors had oversight responsibilities for 163 investment companies, including the Fund.

(2)	Ms. Flynn, Mr. Lewis, Mr. Maher and Ms. Paglia elected to defer a portion of the total compensation payable during the period in the amount of $82,208, $60,000, $76,533 and $166,667, respectively.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the funds’ Chief Compliance Officer, Counsel to the independent Board members, and the funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

The independent Board members are paid an annual retainer of $95,000. Committee and sub-committee Chairs each receive an additional annual retainer of $5,000. In addition, independent Board members are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special meetings conducted by telephone. The Board’s Chair will receive total annual cash compensation of $400,000. The fees payable to the Chairman as well as the other fees described above that are payable to the other independent directors are the aggregate director/trustee fees paid by all of the funds (other than any fund-of-funds) in the RiverSource Family of Funds, including the Fund. These fees are accrued monthly based upon the relative net assets of these funds.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds, RiverSource Partners funds, Threadneedle funds and, as available, the Seligman funds, and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Code of Ethics

The funds in the RiverSource Family of Funds (which includes the Seligman funds), RiverSource Investments (the investment manager for the funds) and the distributor have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated person of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstances under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

Control Persons and Principal Holders of Securities

Control Persons

As of April 2, 2009, there was no person or persons who controlled the Fund, either through a significant ownership of shares or any other means of control.

Principal Holders

As of April 2, 2009, the following principal holders owned 5% or more of the then outstanding shares of capital stock of a Class of shares of the Fund:

Name and Address	Class	Percentage of Total Shares Held
Seligman Advisors, Inc., Attn: Controller, 100 Park Avenue, New York, New York 10017	A	13.43%
State Street Bank & Trust Company FBO North Carolina College Savings Program-NCBI, 105 Rosemont Avenue, Westwood, MA 02090	I	23.03%
State Street Bank & Trust Company FBO North Carolina College Savings Program-NCBI, 105 Rosemont Avenue, Westwood, MA 02090	I	20.46%
State Street Bank & Trust Company FBO North Carolina College Savings Program-NCBI, 105 Rosemont Avenue, Westwood, MA 02090	I	14.91%
Patricks Plain, LLC, Easton, MD 21601	I	9.77%
Fisher Foundation, Easton, MD 21601	I	9.77%
Patterson & Co. FBO Seligman Data Corp. 401K Thrift Plan, 1525 West Wt. Harris Blvd., Charlotte, NC 28288	I	8.29%
Patterson & Co. FBO J. & W. Seligman & Co. Matched Accumulation Plan, 1525 West Wt. Harris Blvd., Charlotte, NC 28288		6.77%
State Street Bank & Trust Company FBO North Carolina College Savings Program-NCBF, 105 Rosemont Avenue, Westwood, MA 02090	I	5.26%

Management Ownership

As of April 2, 2009, Directors and officers of the Fund as a group owned less than 1% of the Fund’s Class A shares of the then outstanding shares of capital stock of the Fund. As of the same date, Directors and officers of the Fund did not own any Class B shares, Class C shares, Class I shares or Class R shares of the then outstanding shares of capital stock of the Fund.

Investment Advisory and Other Services

Investment Manager

With the completion of the Acquisition of Seligman by RiverSource Investments and with shareholders having previously approved (at a special meeting held on November 3, 2008) the Management Agreement between the Fund and RiverSource Investments, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the RiverSource Family of Funds and is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Under the Management Agreement, dated November 7, 2008, subject to the control of the Board of Directors, RiverSource Investments manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objectives and policies.

Effective November 7, 2008, the Fund pays RiverSource Investments a fee for managing its assets (Seligman no longer receives a fee effective November 7, 2008). The fee structure under which the Fund paid management fees to Seligman prior to the Acquisision has been eliminated. Under the Management Agreement with RiverSource Investments, the management fee rate is 0.40% of the Fund’s average daily net assets. For the years ended December 31, 2008, 2007 and 2006, the Fund paid Seligman (the Fund’s investment manager prior to November 7, 2008) and, since the Acquisition, RiverSource Investments $893,335, $776,197 and $751,739, respectively. The amounts paid to Seligman prior to the Acquisition were equal to 0.42%, 0.41% and 0.41% respectively, per annum of the Fund’s average daily net assets. The amounts paid to RiverSource Investments on and after the Acquisition were equal to 0.40% of the Fund's average daily net assets. Seligman (prior to the Acquisition) and RiverSource Investments and its affiliates (on and after the Acquisition), at their discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to maintain certain dividend rates. Absent such expense reimbursements, the dividend rates in respect of such share classes would have been lower or negative.

The Fund pays all its expenses other than those assumed by the RiverSource Investments, including fees payable to RiverSource Investments for its services under the terms of the Management Agreement, taxes, brokerage commissions and charges in connection with the purchase and sale of assets, premium on the bond required by Rule 17g-1 under the Investment Company Act of 1940, fees and expenses of attorneys (i) it employs in matters not involving the assertion of a claim by a third party against the Fund, its Board members and officers, (ii) it employs in conjunction with a claim asserted by the Board against RiverSource Investments, except that RiverSource Investments shall reimburse the Fund for such fees and expenses if it is ultimately determined by a court of competent jurisdiction, or RiverSource Investments agrees, that it is liable in whole or in part to the Fund, (iii) it employs to assert a claim against a third party, and (iv) it or RiverSource Investments employs, with the approval of the Board, to assist in the evaluation of certain investments or other matters related to the management of the Fund, fees paid for the qualification and registration for public sale of the securities of the Fund under the laws of the United States and of the several states in which such securities shall be offered for sale, fees of consultants employed by the Fund, Board member, officer and employee expenses which shall include fees, salaries, memberships, dues, travel, seminars, pension, profit sharing, and all other benefits paid to or provided for Board members, officers and employees, directors and officers liability insurance, errors and omissions liability insurance, worker’s compensation insurance and other expenses applicable to the Board members, officers and employees, except the Fund will not pay any fees or expenses of any person who is an officer or employee of RiverSource Investments or its affiliates, filing fees and charges incurred by the Fund in connection with filing any amendment to its organizational documents, or incurred in filing any other document with the state where the Fund is organized or its political subdivisions, organizational expenses of the Fund, expenses incurred in connection with lending portfolio securities of the Fund, expenses properly payable by the Fund and approved by the Board, and other expenses payable by the Fund pursuant to separate agreement of the Fund and any of its service providers.

The Management Agreement provides that it became effective on November 7, 2008 and shall continue in full force and effect until November 7, 2010, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of Directors who are not parties to the Management Agreement or interested persons of any such party). The Management Agreement may be terminated by either the Fund or RiverSource Investments at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting shares of the Fund. The Management Agreement will terminate automatically in the event of its assignment, as such term is defined in the 1940 Act.

Except for bad faith, intentional misconduct or negligence in regard to the performance of its duties under the Management Agreement, neither RiverSource Investments, nor any of its respective directors, officers, partners, principals, employees, or agents will be liable for any acts or omissions or for any loss suffered by the Fund or its shareholders or creditors. Each of RiverSource Investments, and its respective directors, officers, partners, principals, employees and agents, will be entitled to rely, and will be protected from liability in reasonably relying, upon any information or instructions furnished to it (or any of them as individuals) by the Fund or its agents which is believed in good faith to be accurate and reliable. RiverSource Investments does not warrant any rate of return, market value or performance of any assets in the Fund. Notwithstanding the foregoing, the federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, the Fund does not waive any right which it may have under such laws or regulations.

Principal Underwriter

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc., an affiliate of RiverSource Investments, located at 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55402, acts as general distributor of the shares of the Fund, as well as the other funds in the RiverSource Family of Funds. The distributor is an “affiliated person” (as defined in the 1940 Act) of RiverSource Investments, which is itself an affiliated person of the Fund. Those individuals identified above under “Management Information” as directors or officers of both the Fund and the distributor are affiliated persons of both entities.

Administrative Services

Under an Administrative Services Agreement effective November 7, 2008, Ameriprise Financial administers certain aspects of the Fund’s business and other affairs. Ameriprise Financial provides the Fund with such office space, and certain administrative, accounting and other services and executive and other personnel as are necessary for Fund operations. Ameriprise Financial pays all of the compensation of Board members of the Fund who are employees or consultants of RiverSource Investments and of the officers and employees of the Fund. Ameriprise Financial reserves the right to seek Board approval to increase the fees payable by the Fund under the Administrative Services Agreement. However, Ameriprise Financial anticipates that any such increase in fees would be offset by corresponding decreases in advisory fees under the Management Agreement. If an increase in fees under the Administrative Services Agreement would not be offset by corresponding decreases in advisory fees, the affected Fund will inform shareholders prior to the effectiveness of such increase.

Other Investment Advice

No person or persons, other than directors, officers, or employees of RiverSource Investments, regularly advise the Fund or RiverSource Investments with respect to the Fund’s investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on Class A shares of the funds as set forth below:

Initial sales charge(a) for Class A shares

For equity funds and funds-of-funds (equity)

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	5.75%	6.10%	5.00%
$50,000—$99,999	4.75	4.99	4.00
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.15
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	4.75%	4.99%	4.00%
$50,000—$99,999	4.25	4.44	3.50
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.15
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax- Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	3.00%	3.09%	2.50%
$50,000—$99,999	3.00	3.09	2.50
$100,000—$249,999	2.50	2.56	2.15
$250,000—$499,999	2.00	2.04	1.75
$500,000—$999,999	1.50	1.52	1.25
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

(a)

Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)	Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d)

For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge — Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (“12b-1 Plan”) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to the distributor an administration, shareholder services and distribution fee in respect of the Fund’s shares, other than in respect of the Fund’s Class I shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (“Service Organizations”) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying the distributor’s costs incurred in connection with its marketing efforts with respect to shares of the Fund. RiverSource Investments, in its sole discretion, may also make similar payments to the distributor from its own resources, which may include the management fee that RiverSource Investments receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of shares of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund’s Board of Directors. Expenses of distribution activities that benefit both the Fund and other funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board of Directors of the Fund.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay monthly to the distributor a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. Effective on or about June 13, 2009, the Fund’s Class A shares will pay a 0.10% 12b-1 fee. These fees will be used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with the distributor. Such Service Organizations will receive from the distributor a continuing fee of up to 0.25% (currently

0.10%) on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay the distributor for any such costs it incurs in excess of the fee described above. No expense incurred in one year by the distributor with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If the Fund’s 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor with respect to Class A shares. The Fund did not make payments under the 12b-1 Plan with respect to Class A shares during the year ended December 31, 2008.

Class B

Under the 12b-1 Plan, the Fund, with respect to Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. This fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties that have purchased the distributor’s rights to this fee (the “Purchasers”) to compensate them for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and (ii) prior to August 1, 2004, a payment of up to 0.35% of sales to the distributor to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to the distributor. A small portion of the distribution fee is paid to the distributor in connection with sales of Class B shares for which no commissions are paid; the distributor may pay the entire 12b-1 fee to Service Organizations who have not received any sales commission for the sale of Class B shares. The service fee is used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with the distributor. Such Service Organizations receive from the distributor a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by the distributor or the Purchasers in any one year upon the initial purchase of Class B shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund’s 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. The distributor and the Purchasers are not reimbursed for expenses which exceed such fees. If the Fund’s 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to the distributor or the Purchasers with respect to Class B shares. The total amount paid by the Fund in respect of Class B shares for the year ended December 31, 2008 was $73,616, equivalent to 1% per annum of the Class B shares’ average daily net assets.

Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by the distributor as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any CDSC proceeds, to (1) reimburse the distributor for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time-of-sale payment and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse the distributor for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect not to receive a time-of-sale payment. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class C shares, the 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund in respect of Class C shares for the year ended December 31, 2008 was $145,419, equivalent to 1% per annum of the Class C shares’ average daily net assets.

The amounts expended by the distributor in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund’s 12b-1 Plan permits expenses incurred by the distributor in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2008, the distributor incurred $3,299,645 of expenses in respect of the Fund’s Class C shares and Class D shares (which converted to Class C shares) that were not reimbursed from the amount received from the Fund’s 12b-1 Plan. This amount is equal to 19.91% of the net assets of Class C shares at December 31, 2008.

If the Fund’s 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor with respect to Class C shares.

Class R

Under the 12b-1 Plan, the Fund, with respect to Class R shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 0.50% of the average daily net asset value of the Class R shares. This 12b-1 fee is comprised of (1) a distribution fee equal to 0.25% of the average daily net assets attributable to the Class R shares and (2) a service fee of up to 0.25% of the average daily net asset value of the Class R shares. Such service fee payments are not currently being made and will be made only upon approval of the Fund's Board of Directors. The distributor does not plan to pay any Rule 12b-1 fees to service organizations in respect of Class R Shares of the Fund. However, the distributor will charge the Fund the distribution fee of 0.25% of the Class R Shares in order to support the distribution services provided by the distributor, including those expenses borne by the distributor in connection with any front-end fees paid by the distributor to service organizations and other expenses of distribution. The total amount paid by the Fund to the distributor in respect of Class R shares for the year ended December 31, 2008 was $3,299, equivalent to 0.25% per annum of the Class R shares’ average daily net assets.

The amounts expended by the distributor in any one year with respect to Class R shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by the distributor in respect of Class R shares in one fiscal year to be paid from Class R 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2008, the distributor incurred $287 of expenses in respect of the Fund’s Class R shares that were not reimbursed from the amount received from the Fund’s 12b-1 Plan. This amount is equal to 0.02% of the net assets of Class R shares at December 31, 2008.

Payments made by the Fund under the 12b-1 Plan for the year ended December 31, 2008, were spent on the following activities in the following amounts:

	Class A	Class B	Class C**	Class R
Compensation to underwriters	$-0-	$218	$-0-	$3,012
Compensation to broker/dealers	-0-	18,289	145,419	287
Other Compensation*	-0-	55,109	-0-	-0-

*	Payment is made to the Purchasers to compensate them for having funded, at the time of sale, payments to broker/dealers and underwriters.

**	Includes payments with respect to Class C shares and Class D shares, which converted to Class C shares on May 16, 2008.

The 12b-1 Plan was initially approved on July 16, 1992 by the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (“Qualified Directors”) and was approved by shareholders of the Fund at a Special Meeting of the Shareholders held on November 23, 1992. Although the 12b-1 Plan became effective in respect of the Class A shares on January 1, 1993, Seligman Advisors, Inc. elected to waive the fee through April 30, 2000. Effective on or about June 13, 2009, Class A shares will pay a 0.10% 12b-1 fee. The 12b-1 Plan was approved in respect of the Class B shares on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective in respect of the Class B shares on April 22, 1996. The 12b-1 Plan was approved in respect of the Class D shares (which were renamed as new Class C shares effective May 16, 2008) on March 18, 1993 by the Directors; including a majority of the Qualified Directors, and became effective in respect of the Class D shares (effective May 16, 2008, renamed as new Class C shares) on May 1, 1993. The 12b-1 Plan was approved in respect of Class R shares on March 20, 2003 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class R shares on April 30, 2003. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class without the approval of a majority of the outstanding voting securities of the class. If the amount payable in respect of Class A shares under the 12b-1 Plan is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plan may be made except by vote of a majority of both the Directors and the Qualified Directors.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not “interested persons” of the Fund be made by such disinterested Directors. The 12b-1 Plan is reviewed by the Directors annually.

For the year ended December 31, 2008, RiverSource Services, Inc., formerly Seligman Services, Inc., acted as a broker/dealer of record for shareholder accounts that did not have a designated financial advisor. As such, it received compensation pursuant to the Fund’s 12b-1 Plan for providing personal services and account maintenance to such accounts. For the year ended December 31, 2008, it received service fees pursuant to the Fund’s 12b-1 Plan of $4,369.

Other Service Providers

Board Services Corporation

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each in dependent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

RiverSource Service Corporation

Effective on or about June 13, 2009, RiverSource Service Corporation (“RSC”) will serve as the Seligman funds' transfer, shareholder service and dividend paying agent (RSC already serves as transfer, shareholder service and dividend paying agent for the other funds in the RiverSource Family of Funds). RSC provides or compensates others to provide such services to the RiverSource Family of Funds.

As of the date hereof, SDC is the transfer, shareholder service and dividend-paying agent for the Fund through on or about June 12, 2009. SDC charges the Fund at cost for its services. These costs include amounts paid by SDC to financial intermediaries and other third parties who provide sub-transfer agency services. SDC’s address is 100 Park Avenue, New York, New York 10017.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the RiverSource Family of Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund.

However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Trade Aggregation and Allocation

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including a fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the investment management services agreement.

Commissions

The Fund will not incur commissions in connection with the purchase and sale of portfolio securities. Because fixed-income securities generally trade on a net basis, they normally do not incur brokerage commissions.

Regular Broker-Dealers

During the year ended December 31, 2008, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue 1,400,000,000 shares of capital stock, each with a par value of $0.01 per share, divided into five classes, designated Class A common stock, Class B common stock, Class C common stock, Class I common stock and Class R common stock. Each share of the Fund’s classes of common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Fund has adopted a Plan (“Multiclass Plan”) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Fund’s Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

The Board of Directors is authorized to classify or reclassify and issue any unissued common stock of the Fund into any number of other classes without further action by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not significantly affect any interest of such class. However, the Rule exempts the selection of independent auditors, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Other Securities

The Fund has no authorized securities other than common stock.

Investing in a Fund

Effective on or about June 13, 2009, the Seligman funds’ Class R shares are renamed as Class R2 shares and the Seligman funds' Class I shares are renamed as Class R5 shares. All references in this section “Investing in a Fund” reflect the renamed shares classes (i.e., Seligman fund Class I shares in existence on or about June 12, 2009 are reflected below as Class R5 shares, and the Class I shares reflected below are a new share class for the Seligman funds).

SALES CHARGE

For funds other than money market funds:

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (“CDSC”) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

Class A – Calculation of the Sales Charge

Sales charges are determined as shown in the following tables. The first table is organized by investment category.

Class A Initial Sales Charge

For all funds EXCEPT RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund:

Fund category	Balanced, Equity, Fund-of-funds – equity		Fund-of funds – fixed income, State tax-exempt fixed income, Taxable fixed income, Tax-exempt fixed income
	Sales charge(a) as a percentage of:
Total market value	Public offering price(b)	Net amount invested	Public offering price(b)	Net amount invested
Up to $49,999	5.75%	6.10%	4.75%	4.99%
$50,000 - $99,999	4.75%	4.99%	4.25%	4.44%
$100,000 - $249,999	3.50%	3.63%	3.50%	3.63%
$250,000 - $499,999	2.50%	2.56%	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%	2.00%	2.04%
$1,000,000 or more(c), (d)	0.00%	0.00%	0.00%	0.00%

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund:

Total market value	Sales charge(a) as a percentage of Public offering price(b)	Sales charge(a) as a percentage of Net amount invested
Up to $49,999	3.00%	3.09%
$50,000 - $99,999	3.00%	3.09%
$100,000 - $249,999	2.50%	2.56%
$250,000 - $499,999	2.00%	2.04%
$500,000 - $999,999	1.50%	1.52%
$1,000,000 or more(c), (d)	0.00%	0.00%

(a)	Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b)	Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d)	For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge – Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

Class A – Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13 month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A shares and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by ROA as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; purchases in funds held within a wrap product; and purchases of money market funds unless they are subsequently exchanged to Class A shares of a fund within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class A Shares

Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof.

Initial Sales Charge — Waivers of the sales charge for Class A shares. Sales charges do not apply to:

•	shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

•

participants of “eligible employee benefit plans” including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.

•	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

•

plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus’s (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

•

to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which Charles Schwab & Co., Inc. acts as broker dealer.

•	to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

•

to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

•	to other investment companies in the RiverSource Family of Funds pursuant to a “fund of funds” arrangement.

Class B Shares

Class B shares have a CDSC for six years. Class B shares purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the eighth year of ownership.

CDSC – Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

•	for shares of Seligman funds in retail retirement plans sold to Merrill to which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.

•

for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan

•

for shares of RiverSource funds held in IRAs or certain qualified plans, prior to June 12, 2009 such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

•	at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

•	selling under an approved substantially equal periodic payment arrangement.

Class C Shares

Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CDSC – Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares:

•

for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan and for shares of RiverSource funds held in tax-sheltered custodial accounts where Ameriprise Trust Company is the custodian, in cases where the sale is not a full liquidation of the Qualified Plan Account, and in cases where the sale is a full liquidation of a Qualified Plan Account held for the benefit of multiple plan participants, but the full liquidation is not the result of a mutual fund line-up (plan investment option) change or plan termination.

Class D Shares

Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a frontend sales charge or CDSC. Class D shares are subject to a distribution fee.

Class E Shares

Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

Class I Shares

Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

Class R Shares

Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

•	Qualified employee benefit plans;

•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

•	Nonqualified deferred compensation plans;

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

•	Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

•	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

•	Bank Trusts.

Class W Shares

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

•	Qualified employee benefit plans;

•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

•	Nonqualified deferred compensation plans; and

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

•	The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each RiverSource fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the RiverSource fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the RiverSource fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the RiverSource fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a RiverSource fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Offering Price

When you buy or sell Fund shares, you do so at the Class’s net asset value (“NAV”) next calculated after the distributor or the transfer agent accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class’s share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV.

Valuing Fund Shares

For Funds other than Money Market Funds. A fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•

Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•

Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

•

Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•

Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•

Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

•

When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

For Money Market Funds. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund’s portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund’s price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the fund’s net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and the distributor, Class A, Class B, Class C, Class I and Class R shares are sold at NAV(1). Using each Class’s NAV at December 31, 2008, the maximum offering price of the Fund’s shares is as follows:

Class A
Net asset value and offering price per share(1)	$1.00

Class B
Net asset value and offering price per share(1)	$1.00

Class C
Net asset value and offering price per share(1)	$1.00

Class I
Net asset value and offering price per share	$1.00

Class R
Net asset value and offering price per share(1)	$1.00

(1)	Class A shares acquired by exchange that were originally purchased at net asset value due to the size of the purchase or purchases by eligible employee benefit plans are subject to a 1% CDSC, if such shares are redeemed within 18 months of purchase or prior to plan termination, respectively. Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class C shares are subject to a 1% CDSC on redemptions within one year of purchase. Class R shares are subject to a 1% CDSC on shares redeemed within 1 year of a retirement plan’s initial purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable; or (iii) such other periods as ordered by the SEC for the protection of the Fund’s shareholders. Under these circumstances, redemption proceeds may be made in securities (i.e., a redemption in kind). If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Fund’s responsibility for the prevention of money laundering, you may be required by the Fund, RiverSource Investments, the distributor or the transfer agent or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Fund, the distributor or the transfer agent or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Fund. The Fund, by written notice to you, may suspend payment to you of any proceeds or distributions if the Fund, the distributor or transfer agent or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Fund, RiverSource Investments, the distributor or the transfer agent or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Fund has no arrangements with any person to permit frequent trading of Fund shares.

Taxation of the Fund

Taxes

Subchapter M Compliance

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. The fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund’s investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund’s gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund’s assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund’s assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its net capital gain) without a dividends paid deduction. Also, all of a shareholder’s distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren’t sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund’s total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service (IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders’ federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

Exchanges, Purchases and Sales

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate US shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual’s cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 – $1,000.00), you have a $157.50 gain ($1,100.00 – $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund’s investment category.

For State Tax-Exempt Fixed Income and Tax-Exempt Fixed Income Funds, all distributions of net investment income during the fund’s fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

For Balanced, Equity, Funds-of-Funds, Taxable Money Market and Taxable Fixed Income Funds, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Distributions

Dividends

Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund’s dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders.

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred’s dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Capital Gains Distributions

Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund’s capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Return of Capital

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder’s original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder’s tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

Withholding

Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from the fund is “effectively connected” with a US trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a US trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% US withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the US withholding tax.

If the income from the fund is effectively connected with a US trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to US federal income tax at the graduated rates applicable to US citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold US federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

Underwriters

Distribution of Securities

The Fund and the distributor are parties to a Distributing Agreement under which the distributor acts as the exclusive agent for distribution of shares of the Fund. The distributor accepts orders for the purchase of Fund shares, which are offered continuously. The distributor retains any CDSCs paid by investors on all Fund classes other than Class B.

Compensation

The distributor, which is an affiliated person of RiverSource Investments, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the year ended December 31, 2008:

Compensation on Redemptions and Repurchases (CDSC on Class A, Class C and R Shares Retained)(1)	Brokerage Commissions	Other Compensation(2)
$ 16,471	$ -0-	$ 3,230

(1)	The distributor has sold its rights to collect a substantial portion of the distribution fees paid by the Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under “Rule 12b-1 Plan.”

(2)	During the year ended December 31, 2008, the distributor received distribution and service fees in respect of Class B, Class C and Class R shares pursuant to the Fund’s Rule 12b-1 Plan. These amounts and the arrangements pursuant to which such compensation is paid are detailed under “Rule 12b-1 Plan.”

Payments to Financial Intermediaries

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, “payments”) do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

Marketing and Sales Support

Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary’s personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary’s organization, including placement of the fund on the financial intermediary’s preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

Program and Shareholder Servicing

Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other Payments

The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

Financial Intermediary Arrangements

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

Calculation of Yield

Yield Calculations

The following performance information relates to periods prior to December 31, 2008.

The current and effective yields of the Class A, Class B, Class C, Class I and Class R shares of the Fund may be quoted in reports, sales literature, and advertisements published by the Fund. The current yield of Class A shares is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

The current and effective yields of the Fund’s Class B shares, Class C shares, Class I and Class R shares are computed in the same manner as discussed above for Class A shares. Class B, Class C and Class R shares are subject to a CDSC if such shares are held for less than six years (for Class B shares), less than 18 months (for Class C shares) or less than one year (for Class R shares). Because Class B, Class C and Class R shares bear a higher distribution fee than Class A shares, the yield of Class B, Class C and Class R shares will be lower than the yield of Class A shares. Class I shares are not subject to a CDSC and do not bear any 12b-1 (distribution and service) fees.

The following are examples of the yield calculations for Class A, Class B, Class C, Class I and Class R shares for the seven-day period ended December 31, 2008.

The weighted average life to maturity of investments was 17 days at December 31, 2008.

Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares and the Seligman funds’ Class I shares will be renamed as Class R5 shares.

	Class A	Class B	Class C	Class I	Class R
Total dividends per share from net investment income (seven days ended 12/31/08)	$0.000047810	$0.000001918	$0.000001918	$0.000047810	$0.000001918
Annualized (365 day basis)	0.0025	0.0001	0.0001	0.0025	0.0001
Average net asset value per share	1.000	1.000	1.000	1.000	1.000
Annualized historical net yield per share (seven days ended 12/31/08)*	0.25%	0.01%	0.01%	0.25%	0.01%
Effective yield (seven days ended 12/31/08**	0.25%	0.01%	0.01%	0.25%	0.01%

*	This represents the annualized average net investment income per share for the seven days ended December 31, 2008.

**	Annualized average net investment income for the same period with dividends reinvested.

The amounts paid to RiverSource Investments on and after the Acquisition were equal to 0.40% of the Fund's average daily net assets. Seligman (prior to the Acquisition) and RiverSource Investments and its affiliates (on and after the Acquisition), at their discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to maintain certain dividend rates. Absent such expense reimbursements, the dividend rates in respect of such share classes would have been lower or negative.

Financial Statements

The Fund’s Annual Report to Shareholders for the year ended December 31, 2008, contains a portfolio of the investments of the Fund as of December 31, 2008, as well as certain other financial information as of this date. The financial statements and notes included in the Annual Report, which includes the report of the Fund’s former auditors, Deloitte & Touche, LLP, Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI. Effective May 18, 2009, Ernst & Young LLP serves as the Fund’s independent auditors.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendant’s motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Board of Directors/Trustees.

In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated (“Seligman”), Seligman Advisors, Inc. (now know as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

General Information

Custodian. As of the date hereof, State Street Bank and Trust Company (SSBT), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for the Fund’s portfolio securities and is located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105. The Fund expects to terminate its relationship with SSBT and to hire JPMorgan Chase, N.A., located at 1 Chase Manhattan Plaza, New York, NY 10005, to serve as custodian in the near future. Currently, SSBT also maintains, under the general supervision of the RiverSource Investments, the accounting records and determines the net asset value for the Fund.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Seligman funds, as well as the other funds in the RiverSource Family of Funds. These services include administrative, accounting, treasury, and other services.

Board Services. The funds in the RiverSource Family of Funds, including the Fund, have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Transfer, Shareholder Service and Dividend Paying Agent. Seligman Data Corp., will serve as transfer, shareholder service and dividend paying agent to the Fund through on or about June 12, 2009, and is located at 100 Park Avenue, New York, New York 10017. In connection with the termination of the relationship between SDC and the Fund, as approved by the Fund’s Board, effective on or about June 13, 2009, RiverSource Service Corporation will serve as the Fund’s transfer, shareholder service and dividend paying agent. RSC is located at 734 Ameriprise Financial Center, Minneapolis, MN 55474, and performs, at cost, certain recordkeeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.

Independent Registered Public Accounting Firm. Effective March 18, 2009, Ernst & Young LLP, 220 S. 6th Street #1400, Minneapolis, MN 55402Two World Financial Center, New York, New York 10281, serves as the Independent Registered Public Accounting Firm for the Fund and in such capacity audits the Fund’s annual financial statements and financial highlights.

On March 11, 2009, the Audit Committee of the Board of Directors recommended, and the Board of Directors, including a majority of those members who are not “interested persons” of the Fund (as defined in the 1940 Act), approved Ernst & Young LLP as the independent registered public accounting firm to serve as auditors for the Fund for 2009. Ernst & Young LLP began service as the Fund’s independent registered public accounting firm effective March 18, 2009. Prior to March 11, 2009, the Fund’s independent registered public accounting firm was Deloitte & Touche LLP.

The firm of Ernst & Young LLP has extensive experience in investment company accounting and auditing. Ernst & Young LLP has served as the independent registered public accounting firm for the funds in the RiverSource Family of Funds since July 2007. In connection with the Acquisition of Seligman and the Fund becoming part of the RiverSource Family of Funds, the Audit Committee and Board determined that it would be in the best interest of the Fund if one independent registered public accounting firm were to perform audit and accounting services for all funds in the RiverSource Family of Funds. Ernst & Young LLP was chosen due to the fact that the firm is familiar with RiverSource Investments and with the management and operations of the funds advised by RiverSource Investments.

The reports of Deloitte & Touche LLP on the Fund’s financial statements as of and for the fiscal years ended December 31, 2008 and 2007 did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the Fund’s fiscal years ended December 31, 2008 and 2007 and the subsequent interim period preceding the appointment of Ernst & Young LLP, (a) there were no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the Fund’s financial statements and (b) there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K. The Fund has furnished a copy of the above disclosure to Deloitte & Touche LLP.

During the Fund’s fiscal years ended December 31, 2008 and 2007 and the subsequent interim period preceding Ernst & Young LLP’s appointment, neither the Fund nor anyone on behalf of the Fund consulted with Ernst & Young LLP on any matter regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and neither a written report was provided to the Fund nor oral advice was provided that Ernst & Young LLP concluded was an important factor considered by the Fund in reaching a decision as to the accounting, auditing or financial reporting issue; or (2) either a disagreement or a reportable event, as defined in Item 304(a)(1)(iv) and (v) of Regulation S-K, respectively.

The Seligman Funds*	Appendix A

Seligman Asset Allocation Series, Inc.

Seligman Asset Allocation Aggressive Growth Fund

Seligman Asset Allocation Balanced Fund

Seligman Asset Allocation Growth Fund

Seligman Asset Allocation Moderate Growth Fund

Seligman Capital Fund, Inc.

Seligman Cash Management Fund, Inc.

Seligman Common Stock Fund, Inc.

Seligman Communications and Information Fund, Inc.

Seligman Core Fixed Income Fund, Inc.

Seligman Frontier Fund, Inc.

Seligman Global Fund Series, Inc.

Seligman Emerging Markets Fund

Seligman Global Smaller Companies Fund

Seligman Global Growth Fund

Seligman Global Technology Fund

Seligman International Growth Fund

Seligman Growth Fund, Inc.

Seligman High Income Fund Series

Seligman U.S. Government Securities Fund

Seligman High-Yield Fund

Seligman Income and Growth Fund, Inc.

Seligman LaSalle International Real Estate Fund, Inc.

Seligman LaSalle Real Estate Fund Series, Inc.

Seligman LaSalle Global Real Estate Fund

Seligman LaSalle Monthly Dividend Real Estate Fund

Seligman Municipal Fund Series, Inc.

Seligman National Municipal Fund

Seligman Colorado Municipal Fund

Seligman Georgia Municipal Fund

Seligman Louisiana Municipal Fund

Seligman Maryland Municipal Fund

Seligman Massachusetts Municipal Fund

Seligman Michigan Municipal Fund

Seligman Minnesota Municipal Fund

Seligman Missouri Municipal Fund

Seligman New York Municipal Fund

Seligman Ohio Municipal Fund

Seligman Oregon Municipal Fund

Seligman South Carolina Municipal Fund

Seligman Municipal Series Trust

Seligman California Municipal High-Yield Fund

Seligman California Municipal Quality Fund

Seligman Florida Municipal Fund

Seligman North Carolina Municipal Fund

Seligman New Jersey Municipal Fund, Inc.

Seligman Pennsylvania Municipal Fund Series

Seligman Portfolios, Inc.

Seligman Capital Portfolio

Seligman Cash Management Portfolio

Seligman Common Stock Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

Seligman International Growth Portfolio

Seligman Investment Grade Fixed Income Portfolio

Seligman Large-Cap Value Portfolio

Seligman Smaller-Cap Value Portfolio

Seligman TargetHorizon ETF Portfolios, Inc.

Seligman TargETFund 2045

Seligman TargETFund 2035

Seligman TargETFund 2025

Seligman TargETFund 2015

Seligman TargETFund Core

Seligman Value Fund Series, Inc.

Seligman Large-Cap Value Fund

Seligman Smaller-Cap Value Fund

Tri-Continental Corporation

*	Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and may be exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds.

The RiverSource funds, RiverSource Partners funds, and Threadneedle funds.*	Appendix B

RiverSource Bond Series, Inc.

RiverSource Floating Rate Fund

RiverSource Income Opportunities Fund

RiverSource Inflation Protected Securities Fund

RiverSource Limited Duration Bond Fund

RiverSource California Tax-Exempt Trust

RiverSource California Tax-Exempt Fund

RiverSource Dimensions Series, Inc.

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Diversified Income Series, Inc.

RiverSource Diversified Bond Fund

RiverSource Equity Series, Inc.

RiverSource Mid Cap Growth Fund

RiverSource Global Series, Inc.

RiverSource Absolute Return Currency and Income Fund

RiverSource Emerging Markets Bond Fund

RiverSource Global Bond Fund

RiverSource Global Technology Fund

Threadneedle Emerging Markets Fund

Threadneedle Global Equity Fund

RiverSource Government Income Series, Inc.

RiverSource Short Duration U.S. Government Fund

RiverSource U.S. Government Mortgage Fund

RiverSource High Yield Income Series, Inc.

RiverSource High Yield Bond Fund

RiverSource Income Series, Inc.

RiverSource Income Builder Basic Income Fund

RiverSource Income Builder Enhanced Income Fund

RiverSource Income Builder Moderate Income Fund

RiverSource International Managers Series, Inc.

RiverSource Partners International Select Growth Fund

RiverSource Partners International Select Value Fund

RiverSource Partners International Small Cap Fund

RiverSource International Series, Inc.

RiverSource Disciplined International Equity Fund

Threadneedle European Equity Fund

Threadneedle Global Equity Income Fund

Threadneedle Global Extended Alpha Fund

Threadneedle International Opportunity Fund

RiverSource Investment Series, Inc.

RiverSource Balanced Fund

RiverSource Disciplined Large Cap Growth Fund

RiverSource Diversified Equity Income Fund

RiverSource Disciplined Large Cap Value Fund

RiverSource Mid Cap Value Fund

RiverSource Large Cap Series, Inc.

RiverSource Disciplined Equity Fund

RiverSource Growth Fund

RiverSource Large Cap Equity Fund

RiverSource Large Cap Value Fund

RiverSource Managers Series, Inc.

RiverSource Partners Aggressive Growth Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners Select Value Fund

RiverSource Partners Small Cap Equity Fund

RiverSource Partners Small Cap Value Fund

RiverSource Market Advantage Series, Inc.

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Moderate Conservative Fund

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Total Equity Fund

RiverSource S&P 500 Index Fund

RiverSource Small Company Index Fund

RiverSource Money Market Series, Inc.

RiverSource Cash Management Fund

RiverSource Sector Series, Inc.

RiverSource Dividend Opportunity Fund

RiverSource Real Estate Fund

RiverSource Selected Series, Inc.

RiverSource Precious Metals and Mining Fund

RiverSource Series Trust

RiverSource 120/20 Contrarian Equity Fund

RiverSource Retirement Plus 2010 Fund

RiverSource Retirement Plus 2015 Fund

RiverSource Retirement Plus 2020 Fund

RiverSource Retirement Plus 2025 Fund

RiverSource Retirement Plus 2030 Fund

RiverSource Retirement Plus 2035 Fund

RiverSource Retirement Plus 2040 Fund

RiverSource Retirement Plus 2045 Fund

RiverSource Short Term Investments Series, Inc.

RiverSource Short-Term Cash Fund

RiverSource Special Tax-Exempt Series Trust

RiverSource Minnesota Tax-Exempt Fund

RiverSource New York Tax-Exempt Fund

RiverSource Strategic Allocation Series, Inc.

RiverSource Strategic Allocation Fund

RiverSource Strategic Income Allocation Fund

RiverSource Strategy Series, Inc.

RiverSource Equity Value Fund

RiverSource Partners Small Cap Growth Fund

RiverSource Small Cap Advantage Fund

RiverSource Tax-Exempt Income Series, Inc.

RiverSource Tax-Exempt High Income Fund

RiverSource Tax-Exempt Money Market Series, Inc.

RiverSource Tax-Exempt Money Market Fund

RiverSource Tax-Exempt Series, Inc.

RiverSource Intermediate Tax-Exempt Fund

RiverSource Tax-Exempt Bond Fund

RiverSource Variable Series Trust

Disciplined Asset Allocation Portfolios – Aggressive

Disciplined Asset Allocation Portfolios – Conservative

Disciplined Asset Allocation Portfolios – Moderate

Disciplined Asset Allocation Portfolios – Moderately Aggressive

Disciplined Asset Allocation Portfolios – Moderately Conservative

RiverSource Partners Variable Portfolio – Fundamental Value Fund

RiverSource Partners Variable Portfolio – Select Value Fund

RiverSource Partners Variable Portfolio – Small Cap Value Fund

RiverSource Variable Portfolio – Balanced Fund

RiverSource Variable Portfolio – Cash Management Fund

RiverSource Variable Portfolio – Core Equity Fund

RiverSource Variable Portfolio – Diversified Bond Fund

RiverSource Variable Portfolio – Diversified Equity Income Fund

RiverSource Variable Portfolio – Global Bond Fund

RiverSource Variable Portfolio – Global Inflation Protected Securities Fund

RiverSource Variable Portfolio – Growth Fund

RiverSource Variable Portfolio – High Yield Bond Fund

RiverSource Variable Portfolio – Income Opportunities Fund

RiverSource Variable Portfolio – Large Cap Equity Fund

RiverSource Variable Portfolio – Large Cap Value Fund

RiverSource Variable Portfolio – Mid Cap Growth Fund

RiverSource Variable Portfolio – Mid Cap Value Fund

RiverSource Variable Portfolio – S&P 500 Index Fund

RiverSource Variable Portfolio – Short Duration U.S. Government Fund

RiverSource Variable Portfolio – Small Cap Advantage Fund

Threadneedle Variable Portfolio – Emerging Markets Fund

Threadneedle Variable Portfolio – International Opportunity Fund

*	Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and may be exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds.

Appendix C

Investment Management Fee Schedule

The table below outlines the investment management fees, effective in the second half of 2009, to be charged to the funds by RiverSource Investments for providing investment management services. The asset charge for each calendar day of each year will be equal to the total of 1/365th (1/366th in each leap year) of the amount computed in accordance with the fee schedule in the table below:

Fund	Net Assets (billions)	Annual rate at each asset level
Seligman Capital Fund, Inc.	First $1.0 Next $1.0 Over $2.0	0.805% 0.765% 0.715%
Seligman Cash Management Fund, Inc.	First $1.0 Next $0.5 Next $0.5 Next $0.5 Next $2.5 Next $1.0 Next $1.5 Next $1.5 Next $1.0 Next $5.0 Next $5.0 Next $4.0 Over $24.0	0.330% 0.313% 0.295% 0.278% 0.260% 0.240% 0.220% 0.215% 0.190% 0.180% 0.170% 0.160% 0.150%
Seligman Communications and Information Fund, Inc.	First $3.0 Next $3.0 Over $6.0	0.855% 0.825% 0.725%
Seligman Frontier Fund, Inc.	First $750 million Over $750 million	0.885% 0.790%
Seligman Global Fund Series, Inc. - Seligman Global Smaller Companies Fund	First $100 million Over $100 million	0.95% 0.85%
Seligman Global Fund Series, Inc. - Seligman Global Technology Fund	First $2 billion Next $2 billion Over $4 billion	0.95% 0.91% 0.87%
Seligman Growth Fund, Inc.	First $1 billion Next $1 billion Over $2 billion	0.655% 0.615% 0.565%
Seligman LaSalle Real Estate Fund, Inc. - Seligman LaSalle Global Real Estate Fund	All asset levels	0.915%
Seligman LaSalle Real Estate Fund, Inc. - Seligman LaSalle Monthly Dividend Real Estate Fund	All asset levels	0.855%
Seligman Municipal Fund Series, Inc. - Seligman National Municipal Class	First $1.0 Next $1.0 Next $1.0 Next $3.0 Next $1.5 Next $2.5 Next $5.0 Next $9.0 Next $26.0 Over $50.0	0.410% 0.385% 0.360% 0.335% 0.310% 0.300% 0.290% 0.280% 0.260% 0.250%

Fund	Net Assets (billions)	Annual rate at each asset level
Seligman Municipal Fund Series, Inc. - Seligman Minnesota Municipal Class - Seligman New York Municipal Class	First $0.25 Next $0.25 Next $0.25 Next $0.25 Next $6.5 Next $2.5 Next $5.0 Next $9.0 Next $26.0 Over $50.0	0.410% 0.385% 0.360% 0.345% 0.320% 0.310% 0.300% 0.290% 0.270% 0.250%
Seligman Municipal Series Trust - Seligman California Municipal High-Yield Series - Seligman California Municipal Quality Series	First $0.25 Next $0.25 Next $0.25 Next $0.25 Next $6.5 Next $2.5 Next $5.0 Next $9.0 Next $26.0 Over $50.0	0.410% 0.385% 0.360% 0.345% 0.320% 0.310% 0.300% 0.290% 0.270% 0.250%
Seligman Portfolios, Inc. - Seligman Capital Portfolio	All asset levels	0.355%
Seligman Portfolios, Inc. - Seligman Cash Management Portfolio	All asset levels	0.355%
Seligman Portfolios, Inc. - Seligman Common Stock Portfolio	All asset levels	0.355%
Seligman Portfolios, Inc. - Seligman Communications and Information Portfolio	All asset levels	0.705%
Seligman Portfolios, Inc. - Seligman Global Technology Portfolio	First $2 billion Next $2 billion Over $4 billion	0.95% 0.91% 0.87%
Seligman Portfolios, Inc. - Seligman International Growth Portfolio	First $50 million Next $1 billion Over $1.05 billion	0.950% 0.900% 0.860%
Seligman Portfolios, Inc. - Seligman Investment Grade Fixed Income Portfolio	All asset levels	0.345%
Seligman Portfolios, Inc. - Seligman Large-Cap Value Portfolio	First $500 million Next $500 million Over $1 billion	0.755% 0.660% 0.565%
Seligman Portfolios, Inc. - Seligman Smaller-Cap Value Portfolio	First $500 million Next $500 million Over $1 billion	0.935% 0.840% 0.745%
Seligman TargetHorizon ETF Portfolios, Inc. - Seligman TargETFund 2025	First $500 million Next $500 million Over $1 billion	0.455% 0.410% 0.365%
Seligman TargetHorizon ETF Portfolios, Inc. - Seligman TargETFund 2015	First $500 million Next $500 million Over $1 billion	0.455% 0.410% 0.365%
Seligman TargetHorizon ETF Portfolios, Inc. - Seligman TargETFund Core	First $500 million Next $500 million Over 1 billion	0.455% 0.410% 0.365%
Seligman TargetHorizon ETF Portfolios, Inc. - Seligman TargETFund 2035	First $500 million Next $500 million Over $1 billion	0.455% 0.410% 0.365%
Seligman TargetHorizon ETF Portfolios, Inc. - Seligman TargETFund 2045	First $500 million Next $500 million Over $1 billion	0.455% 0.410% 0.365%
Seligman Value Fund Series, Inc. - Seligman Large-Cap Value Fund	First $0.5 Next $0.5 Over $1.0	0.755% 0.660% 0.565%

Fund	Net Assets (billions)	Annual rate at each asset level
Seligman Value Fund Series, Inc. - Seligman Smaller-Cap Value Fund	First $0.5 Next $0.5 Over $1.0	0.935% 0.840% 0.745%
Seligman LaSalle International Real Estate Fund, Inc.	All asset levels	0.915%
Tri-Continental Corporation	All asset levels	0.355%

Appendix D

Administrative Services Fee Schedule

The table below outlines the administrative services fees, effective in the second half of 2009, to be charged to the funds by Ameriprise Financial for providing administrative services. The asset charge for each calendar day of each year will be equal to the total of 1/365th (1/366th in each leap year) of the amount computed in accordance with the fee schedule in the table below:

FUNDS	ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
	0 - 500,000,000	500,000,001 – 1,000,000,000	1,000,000,001 – 3,000,000,000	3,000,000,001 – 12,000,000,000	12,000,000,001 +
	0.080%	0.075%	0.070%	0.060%	0.050%
LaSalle Global Real Estate Fund	0.080%	0.075%	0.070%	0.060%	0.050%
LaSalle International Real Estate Fund	0.080%	0.075%	0.070%	0.060%	0.050%
Seligman Global Smaller Companies Fund	0.080%	0.075%	0.070%	0.060%	0.050%
Seligman Frontier Fund	0.080%	0.075%	0.070%	0.060%	0.050%
Seligman Global Technology	0.080%	0.075%	0.070%	0.060%	0.050%
Seligman Global Technology Portfolio	0.080%	0.075%	0.070%	0.060%	0.050%
Seligman International Growth Portfolio	0.080%	0.075%	0.070%	0.060%	0.050%
Seligman Smaller-Cap Value Fund	0.080%	0.075%	0.070%	0.060%	0.050%
Seligman Smaller-Cap Value Portfolio	0.080%	0.075%	0.070%	0.060%	0.050%

	0.070%	0.065%	0.060%	0.050%	0.040%
Seligman California Municipal High Yield	0.070%	0.065%	0.060%	0.050%	0.040%
Seligman California Municipal Quality	0.070%	0.065%	0.060%	0.050%	0.040%
Seligman Investment Grade Fixed Income Portfolio	0.070%	0.065%	0.060%	0.050%	0.040%
Seligman Minnesota Municipal Fund	0.070%	0.065%	0.060%	0.050%	0.040%
Seligman National Municipal Fund	0.070%	0.065%	0.060%	0.050%	0.040%
Seligman New York Municipal Fund	0.070%	0.065%	0.060%	0.050%	0.040%

	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman LaSalle Monthly Dividend Real Estate	0.060%	0.055%	0.050%	0.040%	0.30%
Seligman Capital Fund	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman Capital Portfolio	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman Cash Management Fund	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman Cash Management Portfolio	0.060%	0.055%	0.050%	0.040%	0.030%

FUNDS	ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
	0 - 500,000,000	500,000,001 – 1,000,000,000	1,000,000,001 – 3,000,000,000	3,000,000,001 – 12,000,000,000	12,000,000,001 +
Seligman Common Stock Portfolio	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman Communications and Information Fund	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman Communications and Information Portfolio	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman Growth Fund	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman Large-Cap Value Fund	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman Large-Cap Value Portfolio	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman TargETFund 2015	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman TargETFund 2025	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman TargETFund 2035	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman TargETFund 2045	0.060%	0.055%	0.050%	0.040%	0.030%
Seligman TargETFund Core	0.060%	0.055%	0.050%	0.040%	0.030%
Tri-Continental Corporation	0.060%	0.055%	0.050%	0.040%	0.030%

PART C. OTHER INFORMATION

Item 23.	Exhibits.

All Exhibits listed below have been previously filed and are incorporated herein by reference, except those Exhibits marked with an asterisk (*), which are filed herewith and Exhibits marked with a double asterisk (**), which will be filed by amendment.

(a)	Form of Articles of Amendment dated May 16, 2008. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 44 filed on April 29, 2008.)

(a)(1)	Articles Supplementary, dated April 7, 2003. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on April 30, 2003.)

(a)(2)	Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed on November 29, 2001.)

(a)(3)	Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed on May 28, 1999.)

(a)(4)	Amended and Restated of Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(b)	Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed on May 1, 2006.)

(c)	Specimen Stock Certificate of Class D Capital Stock. (Incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on April 23, 1993.)

(c)(1)	Specimen Stock Certificate of Class B Capital Stock. (Incorporated by reference to Form SE filed by the Registrant on April 16, 1996.)

(d)	*Form of Amended and Restated Investment Management Services Agreement between Registrant and RiverSource Investments, LLC.

(d)(1)	Form of Fee Cap/Fee Waiver Agreement, Amended and Restated. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on April 30, 2009.)

(e)	Form of Amended and Restated Distribution Agreement between the Registrant and RiverSource Fund Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on April 30, 2009.)

(e)(1)	Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of Seligman Core Fixed Income Fund, Inc., (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on January 28, 2003.)

(e)(2)	Form of Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund Inc., (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(e)(3)	Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(f)	Deferred Compensation Plan for Directors/Trustees of RiverSource Family of Funds. (Incorporated by reference to Post-Effective Amendment No. 13 of the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

PART C. OTHER INFORMATION (continued)

(g)	Custody Agreement between Registrant and Investors Fiduciary Trust Company (as assigned to State Street Bank and Trust Company on April 28, 2000). (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(g)(1)	**Form of Amendment to Custody Agreement dated April 1, 2001 between Registrant and State Street Bank and Trust Company.

(h)	Form of Amended and Restated Plan Administrative Services Agreement between Registrant and Ameriprise Financial, Inc. (Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement of Tri-Continental Corporation (File No. 811-00266) filed on April 9,, 2009.)

(h)(1)	Form of Amended and Restated Transfer Agent Agreement between Registrant and RiverSource Service Corporation. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on April 30, 2009.)

(h)(2)	Form of Amended and Restated Plan Administration Services Agreement between Registrant and RiverSource Service Corporation. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on April 30, 2009.)

(h)(3)	Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(i)	Opinion and Consent of Counsel in respect of Class R shares. (Incorporated by reference to Post-Effective Amendment No. 5 of the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(i)(1)	Opinion and Consent of Counsel in respect of Class I shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed on November 29, 2001.)

(i)(2)	Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed on May 28, 1999.)

(i)(3)	Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(j)	*Consent of Independent Registered Public Accounting Firm.

(k)	Not Applicable.

(l)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class R shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on April 30, 2003.)

(l)(1)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed on November 29, 2001.)

(l)(2)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed on May 28, 1999.)

(l)(3)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on April 19, 1996.)

PART C. OTHER INFORMATION (continued)

(l)(4)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class D shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(m)	Form of Plan of Distribution and Amended and Restated Agreement of Distribution. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on April 30, 2009.)

(m)(1)	Form of Amended Administration, Shareholder Services and Distribution Plan of Registrant. (Incorporated by reference to Post-Effective Amendment No. 5 of the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(m)(2)	Form of Amended Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund, Inc., (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(m)(3)	Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributor (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(m)(4)	Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(5)	Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(6)	Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(7)	Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(8)	Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(9)	Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

PART C. OTHER INFORMATION (continued)

(m)(10)	Participation Agreement between Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)

(m)(11)	Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(12)	Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(13)	Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(14)	Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(15)	Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(16)	Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(n)	Form of Amended and Restated Plan under Rule 18f-3(d) of the Registrant. (Incorporated by reference to Post-Effective Amendment No. 70 of the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on April 30, 2009.)

(p)	Code of Ethics adopted under Rule 17j-1 for Registrant dated November 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(1)	Codes of Ethics adopted under Rule 17j-1 for Registrant’s principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(2)	Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(Other Exhibits)	(a) Directors/Trustees Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

PART C. OTHER INFORMATION (continued)

Item 24.	Persons Controlled by or Under Common Control with Registrant. RiverSource Investments, LLC., (“RiverSource Investments”), as sponsor of the Seligman funds, which are part of the RiverSource complex of funds, may make initial capital investments in funds (seed accounts). RiverSource Investments also serves as investment manager of certain funds-of-funds that invest primarily in Class I shares of affiliated funds (the “underlying funds”). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the funds-of-funds (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25.	Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) to Registrant’s Post-Effective Amendment No. 30 to the Registration Statement filed on April 29, 1997 and Article X of Registrant's Amended and Restated By-laws filed as Exhibit Item 23(b) of Registrant’s Post-Effective Amendment No. 42 filed on May 1, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser. RiverSource Investments is the Registrant's investment manager and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of RiverSource Investments, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886), which was filed on April 30, 2009.

Item 27.	Principal Underwriters.

(a)	RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE SELIGMAN FAMILY OF FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

PART C. OTHER INFORMATION (continued)

THE RIVERSOURCE FAMILY OF FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc. and RiverSource Tax-Exempt Series, Inc.

(b)	Name of each director, officer or partner of Registrant’s principal underwriter named in response to Item 20:

RiverSource Fund Distributors, Inc.

As of April 2, 2009

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
Patrick Thomas Bannigan**	Director and Vice President	President
Walter S. Berman**	Treasurer	None
Paul J. Dolan**	Chief Operating Officer and Chief Administrative Officer	None
Peter A. Gallus**	Vice President and Chief Operating Officer	None
Jeffrey P. Fox**	Chief Financial Officer	Treasurer
Eleanor T.M. Hoagland*	Anti-Money Laundering Officer	Chief Compliance Officer, Anti-Money Laundering Prevention Officer and Identity Theft Prevention Officer
Christopher P. Keating**	Vice President	None
Emily Calcagno*	Vice President	None
Jeffrey Lee McGregor, Sr.**	Director and President	None
Thomas R. Moore**	Secretary	None
Scott Roane Plummer**	Chief Counsel	Vice President, General Counsel and Secretary
James R. Angelos**	Chief Compliance Officer	None
William Frederick ‘Ted’ Truscott**	Chairman and Chief Executive Officer	Director and Vice President

*	The principal business address of each of these officers is 100 Park Avenue, New York, NY 10017.

**	The principal business address of each of these directors and/or officers is 50611 Ameriprise Financial Center, Minneapolis, MN 55474.

PART C. OTHER INFORMATION (continued)

(c)	Not Applicable.

Item 28.	Location of Accounts and Records. The accounts, books and documents to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of RiverSource Investments, LLC at its offices at 100 Park Avenue, New York, NY 10017 and 200 Ameriprise Financial Center, Minneapolis, MN 55474 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, custodian of the Registrant's cash and securities and agent performing certain accounting and recordkeeping functions relating to portfolio transactions and calculating the net asset value of the Registrant, (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, shareholder service agent, maintains shareholder records for the Registrant, and (3) Ameriprise Financial, Inc., 707 Second Avenue, South Minneapolis, MN 55402, and Iron Mountain Records Management, 920 and 950 Apollo Road, Eagan, MN 55121. Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 31.	Management Services. Not Applicable.

Item 32.	Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 46 to its Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the      day of April, 2009.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:	/s/ Patrick T. Bannigan
Patrick T. Bannigan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 46 has been signed below by the following persons in the capacities indicated on April     , 2009.

Signature		Title

/s/ Patrick T. Bannigan Patrick T. Bannigan		President (Principal Executive Officer)

/s/ Lawrence P. Vogel Lawrence P. Vogel		Treasurer (Principal Financial and Accounting Officer)

Kathleen A. Blatz, Director	)
Arne H. Carlson, Director	)
Pamela G. Carlton, Director	)
Patricia M. Flynn, Director	)
Anne P. Jones, Director	)
Jeffrey Laikind, Director	)
Stephen R. Lewis, Chairman of the Board and Director	)
John F. Maher, Director	)
Catherine James Paglia, Director	)
Leroy C. Richie, Director	)	/s/ Scott R. Plummer Scott R. Plummer, Attorney-in-Fact
Alison Taunton-Rigby, Director	)
William F. Truscott, Director	)

SELIGMAN CASH MANAGEMENT FUND, INC.

Post-Effective Amendment No. 46 to the

Registration Statement on Form N-1A

EXHIBIT INDEX

Form N-1A Item No.	Description

Item 23(d)	Amended and Restated Investment Management Services Agreement between Registrant and RiverSource Investments, LLC.

Item 23(j)	Consent of Independent Registered Public Accounting Firm.